As filed with the Securities and Exchange Commission on March 1, 2007

                                                       File No.


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No.                              [ ]

     Post-Effective Amendment No.                             [ ]


                         Franklin Custodian Funds, Inc.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
              ----------------------------------------------------
                  (Registrant's Area Code and Telephone Number)

                 One Franklin Parkway, San Mateo, CA 94403-1906
-------------------------------------------------------------------------------
(Address of Principal Executive Offices: Number, Street, City, State, and
Zip Code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Brian E. Lorenz, Esquire
                          Bleakley Platt & Schmidt, LLP
                           One North Lexington Avenue
                           White Plains, NY 10601-7098


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class B, Class C and Class R Shares of common stock, par value $0.01 per share, of Franklin Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on April 2, 2007, pursuant to Rule 488.







                                     PART A




FRANKLIN TEMPLETON LOGO


                             FRANKLIN BLUE CHIP FUND

                        IMPORTANT SHAREHOLDER INFORMATION

     These materials are for a Special Meeting of Shareholders of Franklin Blue Chip Fund, a series of Franklin Strategic Series, scheduled for June 7, 2007 at 9:00 a.m., Pacific Time. They discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish the individual(s) named on your proxy to vote on important issues relating to your Fund. If you complete and sign the proxy card, we'll vote it exactly as you tell us. If you simply sign the proxy card, we'll vote it in accordance with the Board of Trustees' recommendations on page [3] of the Prospectus/Proxy Statement.

     WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.

     WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN (800/342-5236).

-------------------------------------------------------------------------------
                          TELEPHONE AND INTERNET VOTING

     For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.
------------------------------------------------------------------------------








FRANKLIN TEMPLETON LOGO



                             FRANKLIN BLUE CHIP FUND
                     (A SERIES OF FRANKLIN STRATEGIC SERIES)

                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 7, 2007

To the Shareholders of the Franklin Blue Chip Fund:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Franklin Blue Chip Fund ("Blue Chip Fund"), a series of Franklin Strategic Series (the "Trust"), will be held at the Trust's offices, One Franklin Parkway, San Mateo, California, 94403-1906, June 7, 2007 at 9:00 a.m., Pacific Time. The Meeting is being called for the following purpose:

1. To approve an Agreement and Plan of Reorganization (the "Plan") between the Trust, on behalf of Blue Chip Fund, and Franklin Custodian Funds, Inc. (the "Company"), on behalf of Franklin Growth Fund ("Growth Fund"), that provides for: (i) the acquisition of substantially all of the assets of Blue Chip Fund by Growth Fund in exchange solely for Class A, Class B, Class C and Class R shares of Growth Fund, (ii) the distribution of such shares to the shareholders of Blue Chip Fund, and (iii) the complete liquidation and dissolution of Blue Chip Fund. Shareholders of Blue Chip Fund will receive Class A, Class B, Class C or Class R shares of Growth Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' Class A, Class B, Class C or Class R shares of Blue Chip Fund.

     A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

     Shareholders of record as of the close of business on March 30, 2007 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

                                           By Order of the Board of Trustees,

                                           Karen L. Skidmore SECRETARY

[          ], 2007

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO BLUE CHIP FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.





                           PROSPECTUS/PROXY STATEMENT

     When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                       PAGE

COVER PAGE                                                            Cover
SUMMARY                                                                 [#]
     What proposal will be voted on?                                    [#]
     How will the Transaction affect me?                                [#]
     How will the shareholder voting be handled?                        [#]
COMPARISONS OF SOME IMPORTANT FEATURES                                  [#]
     How do the investment goals, strategies and policies
      of the Funds compare?                                             [#]
     What are the risks of an investment in the Funds?                  [#]
     What are the distribution and purchase procedures of the Funds? [#] What are the redemption procedures and exchange privileges of
      the Funds?                                                        [#]
     Who manages the Funds?                                             [#]
     What are the fees and expenses of each of the Funds and what
      might they be after the Transaction?                              [#]
     How do the performance records of the Funds compare?               [#]
     Where can I find more financial and performance information
       about the Funds?                                                 [#]
     What are other key features of the Funds?                          [#]

REASONS FOR THE TRANSACTION                                             [#]

INFORMATION ABOUT THE TRANSACTION                                       [#]
     How will the Transaction be carried out?                           [#]
     Who will pay the expenses of the Transaction?                      [#]
     What are the tax consequences of the Transaction?                  [#]
     What should I know about the shares of Growth Fund?                [#]
     What are the capitalizations of the Funds and what might the
      capitalization be after the Transaction?                          [#]

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS          [#]
     Are there any significant differences between the investment
      goals, strategies, policies and risks of the Funds?               [#]
     How do the investment restrictions of the Funds differ?            [#]
     What are the principal risk factors associated with
      investments in the Funds?                                         [#]

INFORMATION ABOUT GROWTH FUND                                           [#]

INFORMATION ABOUT BLUE CHIP FUND                                        [#]

FURTHER INFORMATION ABOUT THE FUNDS                                     [#]

VOTING INFORMATION                                                      [#]
     How many votes are necessary to approve the Plan?                  [#]
     How do I ensure my vote is accurately recorded?                    [#]
     May I revoke my proxy?                                             [#]
     What other matters will be voted upon at the Meeting?              [#]
     Who is entitled to vote?                                           [#]
     How will proxies be solicited?                                     [#]
     What other solicitations will be made?                             [#]
     Are there dissenters' rights?                                      [#]

INTERESTS OF AFFILIATED PERSONS                                         [#]
     Shares Held by Officers and Trustees/Directors                     [#]
     Five Percent Holders                                               [#]
     Interests of Affiliated Persons                                    [#]

SHAREHOLDERS PROPOSALS                                                  [#]

ADJOURNMENT                                                             [#]

GLOSSARY--USEFUL TERMS AND DEFINITIONS                                  [#]

EXHIBITS TO PROSPECTUS/PROXY STATEMENT                                  [#]

     EXHIBIT A--FORM OF AGREEMENT AND PLAN OF REORGANIZATION BY AND
        BETWEEN FRANKLIN STRATEGIC SERIES, ON BEHALF OF FRANKLIN
        BLUE CHIP FUND, AND FRANKLIN CUSTODIAN FUNDS, INC., ON
        BEHALF OF FRANKLIN GROWTH FUND                                  A-1

     EXHIBIT B--PROSPECTUS OF FRANKLIN GROWTH FUND--CLASS A,
        CLASS B, CLASS C, CLASS R AND ADVISOR CLASS, DATED
        FEBRUARY 1, 2007 (ENCLOSED)






                           PROSPECTUS/PROXY STATEMENT
                                 DATED [ ], 2007


                ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                             FRANKLIN BLUE CHIP FUND
                     (A SERIES OF FRANKLIN STRATEGIC SERIES)

                        BY AND IN EXCHANGE FOR SHARES OF

                              FRANKLIN GROWTH FUND
                  (A SERIES OF FRANKLIN CUSTODIAN FUNDS, INC.)


     This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Franklin Blue Chip Fund ("Blue Chip Fund"), which is a series of Franklin Strategic Series (the "Trust"). At the Meeting, shareholders of Blue Chip Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of Blue Chip Fund vote to approve the Plan, substantially all of the assets of Blue Chip Fund will be acquired by Franklin Growth Fund ("Growth Fund"), a series of Franklin Custodian Funds, Inc. (the "Company"), in exchange for shares of Franklin Growth Fund--Class A ("Growth Fund Class A shares"), Franklin Growth Fund--Class B ("Growth Fund Class B shares"), Franklin Growth Fund--Class C ("Growth Fund Class C shares") and Franklin Growth Fund--Class R ("Growth Fund Class R shares"). The principal offices of the Trust and the Company are located at One Franklin Parkway, San Mateo, CA 94403-1906. You can reach the offices of both the Trust and the Company by telephone by calling 1-800-342-5236.

     The Meeting will be held at the Trust's offices, One Franklin Parkway, San Mateo, California, on June 7, 2007 at 9:00 a.m., Pacific Time. The Board of Trustees of the Trust, on behalf of Blue Chip Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about April 7, 2007.

     If Blue Chip Fund shareholders vote to approve the Plan, you will receive Growth Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of Blue Chip Fund ("Blue Chip Fund Class A shares"), Growth Fund Class B shares of equivalent aggregate NAV to your investment in Class B shares of Blue Chip Fund ("Blue Chip Fund Class B shares"), Growth Fund Class C shares of equivalent aggregate NAV to your investment in Class C shares of Blue Chip Fund ("Blue Chip Fund Class C shares"), and Growth Fund Class R shares of equivalent aggregate NAV to your investment in Class R shares of Blue Chip Fund ("Blue Chip Fund Class R shares"). Blue Chip Fund will then be liquidated and dissolved.

     The investment goals of Blue Chip Fund and Growth Fund are substantially similar. Growth Fund's investment goal is capital appreciation. Blue Chip Fund's investment goal is long-term capital appreciation. Franklin Advisers, Inc. ("FAI") serves as investment manager to Blue Chip Fund and Franklin Investment Advisory Services, LLC ("FIAS") serves as investment manager to Growth Fund.

     This Prospectus/Proxy Statement gives the information about the proposed transaction and Growth Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Growth Fund and the proposed transaction has been filed with the SEC and can be found in the following documents:

o The applicable Prospectus of Growth Fund--Class A, Class B, Class C, Class R and Advisor Class dated February 1, 2007 (the "Growth Fund Prospectus"), as supplemented to date, is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information ("SAI") dated [________], 2007 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

     You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                     SUMMARY

     This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Agreement and Plan of Reorganization (the "Plan") (attached as Exhibit A), and the Growth Fund Prospectus (enclosed as Exhibit B).

WHAT PROPOSAL WILL BE VOTED ON?

     At a meeting held on December 4, 2006, the Board of Trustees of the Trust, on behalf of Blue Chip Fund, considered a proposal to reorganize Blue Chip Fund with and into Growth Fund, approved the Plan and voted to recommend that shareholders of Blue Chip Fund vote to approve the Plan. In addition, at a meeting also held on February 27, 2007, the Board of Directors of the Company, on behalf of Growth Fund, concluded that the Transaction is in the best interests of Growth Fund and its shareholders and approved the Plan.

     If shareholders of Blue Chip Fund vote to approve the Plan, it will result in the transfer of substantially all of Blue Chip Fund's assets to Growth Fund, in exchange for Class A, Class B, Class C and Class R shares of Growth Fund of equivalent aggregate NAV. Your Class A, Class B, Class C and Class R shares of Blue Chip Fund will then be exchanged for Class A, Class B, Class C and Class R shares, respectively, of Growth Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Growth Fund shares that you receive will likely be different than the number of Blue Chip Fund shares that you own because of the Funds' different NAVs per share. After the shares of Growth Fund are distributed to Blue Chip Fund shareholders, Blue Chip Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Blue Chip Fund and will become a shareholder of Growth Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about June 14, 2007.

     FAI serves as investment manager to Blue Chip Fund and FIAS serves as investment manager to Growth Fund. While the investment goals of Blue Chip Fund and Growth Fund are substantially similar, Growth Fund has policies that are similar, but not identical, to those of Blue Chip Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" as such term is defined in the 1940 Act (the "Independent Trustees"), on behalf of Blue Chip Fund, has determined that the Transaction is in the best interests of Blue Chip Fund and its shareholders. The Board of Trustees of the Trust and the Board of Directors of the Company also concluded that no dilution in value would result to the shareholders of Blue Chip Fund or Growth Fund, respectively, as a result of the Transaction.


     It is expected that Blue Chip Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Growth Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction--WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?"

                       THE BOARD OF TRUSTEES OF THE TRUST

                  RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.


HOW WILL THE TRANSACTION AFFECT ME?

     It is anticipated that the Transaction will benefit you as follows:

     o Cost Savings: The total annual operating expenses of Growth Fund are less than the operating expenses of Blue Chip Fund. For the fiscal year ended September 30, 2006, Growth Fund's total annual operating expense ratios for Class A, B, C and R shares were 0.91%, 1.67%, 1.66% and 1.17%, respectively, of average daily net assets, and for the fiscal year ended April 30, 2006, Blue Chip Fund's net annual operating expense ratios for Class A, B, C and R shares were 1.34%, 2.09%, 2.09% and 1.60%.

     o Operating Efficiencies: Upon the reorganization of Blue Chip Fund into Growth Fund, Blue Chip Fund shaeholders will become shareholders of a larger fund that may be able toachieve greater operating efficiences. As of January 31, 2007, Blue Chip Fund's total net assets were approximately $210 million, and Growth Fund's total net assets were approximately $2.65 billion.

     o Relative Performance: The performance of Growth Fund has historically exceeded the performance of Blue Chip Fund. The one-year, five-year and ten-year average annual total returns for Class A Shares of Blue Chip Fund (with the maximum sales charges) for the periods ended December 31, 2006 were 5.19%, 3.12% and 5.19%, respectively. The one-year, five-year and ten-year average annual total returns for Class A Shares of Growth Fund (with the maximum sales charges) for the periods ended December 31, 2006 were 7.60%, 4.68% and 6.79%, respectively.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

     Shareholders who own shares at the close of business on March 30, 2007 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Blue Chip Fund, or (ii) 67% or more of the outstanding shares of Blue Chip Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of Blue Chip Fund are present or represented by proxy
("Affirmative Majority Vote"). Computershare Fund Services, Inc. has been retained by Blue Chip Fund to collect and tabulate shareholder votes.

     Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card, voting by telephone or through the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

     You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

     Although worded somewhat differently, the investment goal of each Fund is substantially similar. Blue Chip Fund's investment goal is long-term capital appreciation, and Growth Fund's investment goal is capital appreciation. In addition, both Funds focus their investments on equity securities, particularly common stocks, of companies located within the United States. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote, as defined herein, of that Fund's outstanding voting securities.

     There are, however, several important differences in the Funds' investment policies. Under normal market conditions, Growth Fund invests substantially in the equity securities of companies that are leaders in their industries. In selecting securities, FIAS considers many factors, including historical and potential growth in revenues and earnings, assessment of strength and quality of management, and determination of a company's strategic positioning in its industry. Although Growth Fund invests substantially in the equity securities of U.S.-based large and medium market capitalization companies, it may invest in companies in new and emerging industries where growth is expected to be above average and may invest up to 40% of its assets in smaller companies (companies with market capitalizations of less than $1.5 billion). Under normal market conditions, Blue Chip Fund invests substantially in equity securities of blue chip companies located in the U.S. The companies in which Blue Chip Fund invests are well-established companies with strong financial records relative to other companies in their respective industries. These companies generally dominate or are expected to dominate their respective industries and have a reputation for quality management as well as superior products and services. Although Blue Chip Fund may invest in companies with a market capitalization of more than $1 billion, which could include "smaller companies" as defined in the prospectus for Growth Fund, both Blue Chip Fund and Growth Fund have historically invested principally in large and medium capitalization companies.

      In addition, while Growth Fund may invest up to 40% of its assets in foreign securities and up to 10% of its assets in non-U.S. dollar denominated securities, Blue Chip Fund attempts to limit its investment in foreign securities not publicly traded in the U.S. to 10% of its total assets. As of December 31, 2006, Growth Fund had invested approximately 4.70% of its total assets in foreign securities, while Blue Chip Fund had invested approximately 12.06% of its total assets in foreign securities.

     Notwithstanding these differences in investment policies, each Fund invests primarily in equity securities, specifically common stocks of companies located in the U.S.

         In pursuing their respective strategies, the Funds have also tended to focus investment in different sectors, particularly in their exposure to the financials, health care, industrials and energy sectors. As of December 31, 2006, the comparative breakdown of sector investment was as follows:


            SECTOR                      BLUE CHIP FUND          GROWTH FUND
       ------------------------------------------------------------------------
       Financials                         17.44%                     --
       Electronic Technology                --                      22.87%
       Information Technology             16.86%                      --
       Health Care                        13.58%                    20.51%
       Industrials                        12.97%                      --
       Producer Manufacturing               --                      19.05%
       Energy                             11.78%                      --
       Technology Services                  --                       8.82%
       Consumer Discretionary              9.21%                      --
       Transportation                       --                       6.99%
       Consumer Services                    --                       4.66%
       Consumer Staples                    6.86%                      --
       Distribution Services                --                       3.00%
       Materials                           3.16%                      --
       Commercial Services                  --                       2.76%
       Other                               4.48%                    10.85%
       Cash/Equivalents                    3.66%                     0.49%


      Although the Funds' relative weighting in certain sectors is different, Growth Fund does not anticipate that it will need to reposition the securities that it receives in the Transaction. Because Growth Fund is substantially larger than Blue Chip Fund, management expects that the Transaction will not materially change the sector exposure of Growth Fund. In addition, in order to support tax-free status for the Transaction, FIAS would endeavor to minimize the turnover of securities received from Blue Chip Fund in the Transaction.

     For more information about the investment goals, strategies and policies of Blue Chip Fund and Growth Fund, please see the section "Comparison of Investment Goals, Strategies, Policies and Risks" in this Prospectus/Proxy Statement.

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

     Investments in Blue Chip Fund and Growth Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goal.

     The risks associated with an investment in each Fund are generally similar with respect to the type of portfolio securities held by each Fund. These risks include those associated with equity securities and, to some extent, foreign investing (including currency risks).

     Similarly, although neither Fund concentrates its investments within particular sectors (such as technology or banking), to the extent a Fund focuses on a particular sector, it will be exposed to greater risk of loss due to factors affecting that sector. Both Funds may have significant positions in particular sectors, which may include, for example, technology (including computers and telecommunications) and health care (including biotechnology). Due to market appreciation, a Fund's investment in an industry sector or the securities of a single company may come to represent a significant portion of the Fund's portfolio. Nevertheless, the investment manager will maintain such a position so long as it believes that the company or industry continues to meet its investment guidelines.

     Both Funds may from time to timeinvest in companies within the technology and telecommunications sector, which present certain risks. The technology and telecommunications sector has historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not be commercially successful or may become obsolete quickly. The activities of these companies may also be adversely affected by changes in government regulations. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

      In addition, both Funds may also invest in companies within the health care sector. The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

     Growth  Fund  may  invest  up to 40% of its  assets  in  smaller  companies
(generally those with market capitalizations of less than $1.5 million). However, as of December 31, 2006, Growth Fund held approximately 1.8% of its assets in smaller companies, while Blue Chip Fund held no smaller companies in its portfolio. Nonetheless, Growth Fund may invest a greater percentage of its assets in smaller companies from time to time as FIAS deems approxpriate. While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions. In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

     Both Funds are subject to the risks posed by investing primarily in the equity securities of companies located in the U.S., as well as investing in companies located outside of the U.S. (including emerging markets). Growth Fund may present additional risks related to its ability to invest a larger percentage of its assets in emerging markets, although historically it has not invested in emerging markets. Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

     For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies, Policies and Risks" below.

WHAT ARE THE DISTRIBUTION AND PURCHASE PROCEDURES OF THE FUNDS?

      Shares of each Fund are sold on a continuous basis by Distributors. Class A shares of each Fund are sold at NAV per share plus a sales charge; Class B and Class C shares of each Fund are sold at NAV subject to a contingent deferred sales charge ("CDSC") according to an identical CDSC schedule. Class R shares of both Funds are not subject to a sales charge. Blue Chip Fund Class A shareholders will not be assessed a sales charge on their receipt of Growth Fund Class A shares in connection with the Transaction. Blue Chip Fund Class B and Class C shareholders will be given credit for their holding period in the Blue Chip Fund in determining any applicable CDSC, and Class B shareholders will be given credit for their holding period in the Blue Chip Fund in determining the date of conversion of their Class B shares to Class A shares.

WHAT ARE THE REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES OF THE FUNDS?

      Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by check after prompt receipt of proper documents, including under certain circumstances signature guarantees. Each Fund has the same exchange privileges. Shares of each Fund may be redeemed at their respective NAV per share. However, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if you sell the shares within 18 months following their purchase. A CDSC may also apply when redeeming Class B or C shares of each Fund. Shares of each Fund are subject to a 2% redemption fee if the shares are sold within 7 days following their purchase date.

WHO MANAGES THE FUNDS?

     The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of the Trust (in the case of Blue Chip
Fund) and the Board of Directors of the Company (in the case of Growth Fund). Each Fund is a series of an open-end, registered management investment company, commonly referred to as a "mutual fund." The Trust was organized as a Delaware statutory trust on January 25, 1991.

     The Company was organized as a Delaware corporation in 1947 and reincorporated as a Maryland corporation in 1979. The Board of Directors of the Company has recommended to shareholders of the Company the approval of the reorganization of the Company from a Maryland corporation into a Delaware statutory trust (the "DST Reorganization"). The DST Reorganization, if approved by shareholders of the Company, would not be effective until after completion of the Transaction and is not expected to result in any material changes in the management of the Company or Growth Fund. Blue Chip Fund shareholders will not be asked to vote upon the DST Reorganization.

     FAI is a wholly owned subsidiary of Franklin Resources, Inc. ("Resources"), and FIAS is an indirect, wholly owned subsidiary of Resources. Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, FAI and FIAS and their respective affiliates serve as investment manager or administrator to 46 registered investment companies, with approximately 156 U.S.-based funds or series. Resources has more than $561 billion in assets under management as of January 31, 2007. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

     Growth Fund's portfolio managers are:

     VIVIAN J. PALMIERI, VICE PRESIDENT OF FIAS Mr. Palmieri has been a manager of Growth Fund since 1965. He has primary responsibility for the investments of Growth Fund. He has final authority over all aspects of Growth Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1965.

     CONRAD B. HERRMANN CFA, PORTFOLIO MANAGER OF FIAS Mr. Herrmann has been a manager of Growth Fund since 1993, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

     The SAI for Growth Fund dated February 1, 2007 provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in Growth Fund. For information on how to obtain a copy of the SAI for Growth Fund, please see the section entitled "Information About Growth Fund."

     Blue Chip Fund's portfolio managers are:

     ALYSSA C. RIEDER CFA, VICE PRESIDENT OF FAI Ms. Rieder has been a manager of Blue Chip Fund since 1999. Ms. Rieder has primary responsibility for the investments of Blue Chip Fund. She has final authority over all aspects of Blue Chip Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1998.

     SERENA PERIN VINTON CFA, SENIOR VICE PRESIDENT OF FAI Ms. Perin has been a manager of Blue Chip Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1991.

     The SAI for Blue Chip Fund dated September 1, 2006 provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in Blue Chip Fund. For information on how to obtain a copy of the SAI for Blue Chip Fund, please see the section entitled "Information About Blue chip Fund."

     Growth Fund has a management agreement with FIAS under which FIAS receives a management fee based on the schedule below:

       -----------------------------------------------------------
        ANNUAL RATE             NET ASSETS
       -----------------------------------------------------------
         0.625%                 First $100 million
         0.500%                 Over $100 million--$250 million
         0.450%                 Over $250 million--$10 billion
         0.440%                 Over $10 billion--$12.5 billion
         0.420%                 Over $12.5 billion--$15 billion
         0.400%                 Over $15 billion--$17.5 billion
         0.380%                 Over $17.5 billion--$20 billion
         0.360%                 Over $20 billion--$35 billion
         0.355%                 Over $35 billion--$50 billion
         0.350%                 Over $50 billion

     For the fiscal year ended September 30, 2006, Growth Fund paid FIAS $10,676,078, or 0.44% of Growth Fund's average daily net assets. A discussion regarding the basis for the Board of Directors approving the investment management contract of Growth Fund is available in the Fund's most recent Semiannual Report to shareholders for the six-month period ended March 31.

     Blue Chip Fund has a management agreement with FAI under which FAI receives a management fee based on the schedule below:

       -----------------------------------------------------------
        ANNUAL RATE             NET ASSETS
       -----------------------------------------------------------
        0.750%                  First $500 million
        0.625%                  Over $500 million--$1 billion
        0.500%                  Over $1 billion


     For the fiscal year ended April 30, 2006, Blue Chip Fund paid FAI net management fees (reflecting the fee waiver) in the amount of $865,519, or 0.39% of Blue Chip Fund's average daily net assets. For the fiscal year ended April 30, 2006, the gross management fees (before the fee waiver) for Blue Chip Fund totaled $1,659,685 or 0.75% of Blue Chip Fund's average daily net assets. A discussion regarding the basis for the Board of Trustees approving the investment management contract of the Blue Chip Fund is available in the Fund's most recent Annual Report to shareholders for the fiscal year ended April 30.

     Each of FAI and FAIS, on behalf of each Fund it manages, pays a separate administration fee to Franklin Templeton Services, LLC ("FT Services") equal to:

       -----------------------------------------------------------
        ANNUAL RATE             NET ASSETS
       -----------------------------------------------------------
        0.15%                   First $200 million
        0.135%                  Over $200--$700 million
        0.10%                   Over $700 million--$1.2 billion
        0.075%                  Over $1.2 billion
       ------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Growth Fund after the Transaction. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Growth Fund. You will not pay any initial or deferred sales charge in connection with the Transaction.

                         FEE TABLE FOR CLASS A SHARES OF
                         BLUE CHIP FUND AND GROWTH FUND


                                                               ACTUAL+            PROJECTED++
                                                -------------------------------------------------------
                                                    BLUE CHIP                     GROWTH FUND
                                                      FUND       GROWTH FUND       CLASS A
                                                     CLASS A      CLASS A       AFTER TRANSACTION
                                                -------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage
of offering price                                    5.75%(1)      5.75%(1)         5.75%(1)
     Load imposed on purchases                       5.75%(1)      5.75%(1)         5.75%(1)
     Maximum deferred sales charge (load)             None(2)       None(2)          None(2)
Redemption fee on shares sold within 7 calendar
days following their purchase date(3)                2.00%         2.00%            2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
Management fees                                      0.75%(4)      0.46%            0.46%
Distribution and service (12b-1) fees                0.24%         0.24%            0.24%
Other expenses (including administration fees)       0.36%         0.21%            0.21%(5)
                                                  ------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 1.35%(4)      0.91%            0.91%
                                                  ------------------------------------------------------
Management fee reduction                            -0.01%(4)      0.00%            0.00%
                                                  ------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                   1.34%(4)      0.91%            0.91%
                                                  ======================================================

+ Information for Blue Chip Fund is provided for the fiscal year ended April 30, 2006. Information for Growth Fund is provided for the fiscal year ended September 30, 2006.

++ Projected expenses based on current and anticipated Growth Fund expenses.

(1) The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2) There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without an initial sales charge.

(3) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds.

(4) For the fiscal year ended April 30, 2006, FAI had agreed in advance to limit its management fees. FAI also had agreed in advance to reduce its fee to reflect reduced services resulting from Blue Chip Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.39% and net annual Fund operating expenses were 0.99% for Class A shares. FAI may end this arrangement at any time upon notice to the Trust's Board of Trustees. FAI, however, is required by the Trust's Board of Trustees and an exemptive order by the Commission to reduce its fee if Blue Chip Fund invests in a Franklin Templeton money fund.

(5) Included in other expenses are the one-time estimated costs of the Transaction to be borne by Growth Fund.

EXAMPLE

     This example can help you compare the cost of investing in Blue Chip Fund Class A shares with the cost of investing in Growth Fund Class A shares, both before and after the Transaction. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                       ----------------------------------------
If you sell your shares at the end
of the period:
Blue Chip Fund--Class A                 $704(1)    $975      $1,267    $2,095
Growth Fund--Class A                    $663(1)    $848      $1,050    $1,630
Projected Growth Fund--Class A          $663(1)    $848      $1,050    $1,630
 (after Transaction)

(1) Assumes a contingent deferred sales charge (CDSC) will not apply.

                         FEE TABLE FOR CLASS B SHARES OF
                         BLUE CHIP FUND AND GROWTH FUND


                                                               ACTUAL+            PROJECTED++
                                                -------------------------------------------------------
                                                    BLUE CHIP                     GROWTH FUND
                                                      FUND       GROWTH FUND       CLASS B
                                                     CLASS B(1)   CLASS B(1)    AFTER TRANSACTION
                                                -------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load)
as a percentage of offering price                    4.00%         4.00%            4.00%
     Load imposed on purchases                       None          None             None
     Maximum deferred sales charge (load)            4.00%(2)      4.00%(2)         4.00%(2)
Redemption fee on shares sold within 7 calendar
days following their purchase date(3)                2.00%         2.00%            2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
Management fees                                      0.75%(4)      0.46%            0.46%
Distribution and service (12b-1) fees                0.99%         1.00%            1.00%
Other expenses (including administration fees)       0.36%         0.21%            0.21%(5)
                                                  ------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 2.10%(4)      1.67%            1.67%
                                                  ------------------------------------------------------
Management fee reduction                            -0.01%(4)      0.00%            0.00%
                                                  ------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                   2.09%(4)      1.67%            1.67%
                                                  ======================================================

+ Information for Blue Chip Fund is provided for the fiscal year ended April 30, 2006. Information for Growth Fund is provided for the fiscal year ended September 30, 2006.

++ Projected expenses based on current and anticipated Growth Fund expenses.

(1) New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.

(2) Declines to zero after six years.

(3) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds.

(4) For the fiscal year ended April 30, 2006, FAI had agreed in advance to limit its management fees. FAI also had agreed in advance to reduce its fee to reflect reduced services resulting from Blue Chip Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.39% and net annual Fund operating expenses were 1.74% for Class B shares. FAI may end this arrangement at any time upon notice to the Trust's Board of Trustees. FAI, however, is required by the Trust's Board of Trustees and an exemptive order by the Commission to reduce its fee if Blue Chip Fund invests in a Franklin Templeton money fund.

(5) Included in other expenses are the one-time estimated costs of the Transaction to be borne by Growth Fund.

EXAMPLE

     This example can help you compare the cost of investing in Blue Chip Fund Class B shares with the cost of investing in Growth Fund Class B shares, both before and after the Transaction. It assumes: o You invest $10,000 for the periods shown; o Your investment has a 5% return each year; and o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                       ----------------------------------------
If you sell your shares at the end
of the period:
Blue Chip Fund--Class B                 $612       $955      $1,324    $2,229(1)
Growth Fund--Class B                    $570       $826      $1,107    $1,774(1)
Projected Growth Fund--Class B          $570       $826      $1,107    $1,774(1)
 (after Transaction)

If you do not sell your shares:
Blue Chip Fund--Class B                 $212       $655      $1,124    $2,229(1)
Growth Fund--Class B                    $170       $526      $907      $1,774(1)
Projected Growth Fund--Class B          $170       $526      $907      $1,774(1)
 (after Transaction)

(1) Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


                         FEE TABLE FOR CLASS C SHARES OF
                         BLUE CHIP FUND AND GROWTH FUND


                                                               ACTUAL+            PROJECTED++
                                                -------------------------------------------------------
                                                    BLUE CHIP                     GROWTH FUND
                                                      FUND       GROWTH FUND       CLASS C
                                                     CLASS C      CLASS C       AFTER TRANSACTION
                                                -------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of
offering price                                       1.00%         1.00%            1.00%
     Load imposed on purchases                       None          None             None
     Maximum deferred sales charge (load)            1.00%         1.00%            1.00%
Redemption fee on shares sold within 7 calendar
days following their purchase date(1)                2.00%         2.00%            2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
Management fees                                      0.75%(2)      0.46%            0.46%
Distribution and service (12b-1) fees                0.99%         0.99%            0.99%
Other expenses (including administration fees)       0.36%         0.21%            0.21%(3)
                                                 ------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES            2.10%(2)      1.66%            1.66%
                                                 ------------------------------------------------------
Management fee reduction                            -0.01%(2)      0.00%            0.00%
                                                 ------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                   2.09%(2)      1.66%            1.66%
                                                 ======================================================

+ Information for Blue Chip Fund is provided for the fiscal year ended April 30, 2006. Information for Growth Fund is provided for the fiscal year ended September 30, 2006.
++ Projected expenses based on current and anticipated Growth Fund expenses.

(1) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds.

(2) For the fiscal year ended April 30, 2006, FAI had agreed in advance to limit its management fees. FAI also had agreed in advance to reduce its fee to reflect reduced services resulting from the Blue Chip Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.39% and net annual Fund operating expenses were 1.74% for Class C shares. FAI may end this arrangement at any time upon notice to the Trust's Board of Trustees. FAI, however, is required by the Trust's Board of Trustees and an exemptive order by the Commission to reduce its fee if the Blue Chip Fund invests in a Franklin Templeton money fund.

(3) Included in other expenses are the one-time estimated costs of the Transaction to be borne by Growth Fund.

EXAMPLE

     This example can help you compare the cost of investing in Blue Chip Fund Class C shares with the cost of investing in Growth Fund Class C shares, both before and after the Transaction. It assumes: o You invest $10,000 for the periods shown; o Your investment has a 5% return each year; and o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                       ----------------------------------------
If you sell your shares at the
end of the period:
Blue Chip Fund--Class C                 $312       $655      $1,124    $2,421
Growth Fund--Class C                    $269       $523      $902      $1,965
Projected Growth Fund--Class C          $269       $523      $902      $1,965
 (after Transaction)

If you do not sell your shares:
Blue Chip Fund--Class C                 $212       $655      $1,124    $2,421
Growth Fund--Class C                    $169       $523      $902      $1,965
Projected Growth Fund--Class C          $169       $523      $902      $1,965
 (after Transaction)

                         FEE TABLE FOR CLASS R SHARES OF
                         BLUE CHIP FUND AND GROWTH FUND


                                                               ACTUAL+            PROJECTED++
                                                -------------------------------------------------------
                                                    BLUE CHIP                     GROWTH FUND
                                                      FUND       GROWTH FUND       CLASS R
                                                     CLASS R      CLASS R       AFTER TRANSACTION
                                                -------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load)                          None          None             None
as a percentage of offering price
     Load imposed on purchases                       None          None             None
     Maximum deferred sales charge (load)            None          None             None
Redemption Fee on shares sold within 7 calendar
days following their purchase date(1)                2.00%         2.00%            2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
Management fees                                      0.75%(2)      0.46%            0.46%
Distribution and Service (12b-1) Fees                0.50%         0.50%            0.50%
Other expenses (including administration fees)       0.36%         0.21%            0.21%(3)
                                                -------------------------------------------------------
    TOTAL ANNUAL FUND OPERATING EXPENSES             1.61%(2)      1.17%            1.17%
                                                -------------------------------------------------------
Management fee reduction                            -0.01%(2)      0.00%            0.00%
                                                -------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                   1.60%(2)      1.17%            1.17%
                                                ========================================================

+ Information for Blue Chip Fund is provided for its fiscal year ended April 30, 2006. Information for Growth Fund is provided for its fiscal year ended September 30, 2006.

++ Projected expenses based on current and anticipated Growth Fund expenses.

(1) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds.

(2) For the fiscal year ended April 30, 2006, FAI had agreed in advance to limit its management fees. FAI also had agreed in advance to reduce its fee to reflect reduced services resulting from Blue Chip Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.39% and net annual Fund operating expenses were 1.25% for Class R shares. FAI may end this arrangement at any time upon notice to the Trust's Board of Trustees. FAI, however, is required by the Trust's Board of Trustees and an exemptive order by the Commission to reduce its fee if Blue Chip Fund invests in a Franklin Templeton money fund.

(3) Included in other expenses are the one-time estimated costs of the Transaction to be borne by Growth Fund.


EXAMPLE

     This example can help you compare the cost of investing in Blue Chip Fund Class R shares with the cost of investing in Growth Fund Class R shares, both before and after the Transaction. It assumes: o You invest $10,000 for the periods shown; o Your investment has a 5% return each year; and o The Fund's operating expenses remain the same.

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                       ----------------------------------------
If you sell your shares at the
 end of the period:
Blue Chip Fund--Class R                 $263       $505      $871      $1,900
Growth Fund--Class R                    $119       $372      $644      $1,420
Projected Growth Fund--Class R          $119       $372      $644      $1,420
 (after Transaction)

     HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds, including sales charges, as of December 31, 2006, is shown below.

AVERAGE ANNUAL TOTAL RETURNS


                               INCEPTION                                   SINCE
                                 DATE      1 YEAR    5 YEARS  10 YEARS   INCEPTION
-----------------------------------------------------------------------------------
Blue Chip Fund--Class A(1)      6/03/96     5.19%     3.12%     5.19%      5.44%
Growth Fund--Class A (1)        3/31/48     7.60%     4.68%     6.79%     10.46%
Blue Chip Fund--Class B(1)      2/01/00     6.89%     3.28%       --       0.30%
Growth Fund--Class B (1)        1/01/99     9.28%     4.80%       --       4.03%
Blue Chip Fund--Class C(1)      2/01/00     9.89%     3.63%       --       0.34%
Growth Fund--Class C(1)         5/01/95    12.31%     5.13%     6.62%      8.87%
Blue Chip Fund--Class R1, (2)   1/01/02    11.38%     4.15%     5.60%      5.82%
Growth Fund--Class R1, (2)      1/01/02    13.89%     5.66%     7.15%      9.45%

1 Figures reflect the current maximum applicable sales charges. Effective May 1, 2006, the Class R CDSC was discontinued for Blue Chip Fund and Growth Fund.

2 Effective January 1, 2002, each Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

     WHERE CAN I FIND  MORE  FINANCIAL  AND  PERFORMANCE  INFORMATION  ABOUT THE
FUNDS?

     The Growth Fund Prospectus (enclosed as Exhibit B), contains additional financial information about Growth Fund, including Growth Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year ended December 31, 2006, including after tax return information, is contained in the Growth Fund Prospectus under the heading "Performance."

     The Blue Chip Fund Prospectus, as well as the Annual Report and Semiannual Report to Shareholders for Blue Chip Fund as of April 30, 2006 and October 31, 2006, respectively, contain more financial information about Blue Chip Fund, including Blue Chip Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2005, including after tax return information, is contained in the Blue Chip Fund Prospectus under the heading "Performance." These documents are available free of charge upon request (see the section "Information About Blue Chip Fund"). The Shareholder Reports, including the financial highlights, of each Fund are incorporated herein by reference.

     WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

     The Funds use the same service providers for the following services:

     CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the securities and other assets of both Blue Chip Fund and Growth Fund.

     TRANSFER AGENCY SERVICES. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for Blue Chip Fund and Growth Fund.

     ADMINISTRATIVE SERVICES. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to Blue Chip Fund and Growth Fund under the same terms and conditions.

     DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of Funds' shares under the same terms and conditions.

     DISTRIBUTION AND SERVICE (12B-1) FEES. Class A, Class B, Class C and Class R of both Funds have a separate distribution or "Rule 12b-1" plan. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

     Growth Fund's Class A plan may pay up to 0.25% per year of the average daily net assets of Growth Fund Class A Shares. Blue Chip Fund's Class A plan may pay up to 0.35% per year of the average daily net assets of Blue Chip Fund Class A Shares. For each of Growth Fund and Blue Chip Fund, the Class B and Class C plans may pay up to 1% per year of the respective class's average daily net assets. Both Growth Fund's and Blue Chip Fund's Class R plans may pay up to 0.50% per year of the Class R's average daily net assets. For more information regarding Growth Fund's Rule 12b-1 plans, please see "The Underwriter-- Distribution and Service (12b-1) fees" in its current SAI dated February 1, 2007.

     PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Growth Fund and Blue Chip Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. The maximum sales charge imposed on purchases of Class B shares of each Fund is 4%, as Class B shares are subject to a CDSC if they are sold within six years of purchase. After eight years, Class B shares of each Fund automatically convert to Class A shares. The maximum sales charge imposed on purchases of Class C shares of Growth Fund and Blue Chip Fund is 1%, as Class C shares are subject to a 1% CDSC if you sell the shares within 12 months of their purchase. Class R shares of both Funds are not subject to a sales charge.

      In addition, shares of each Fund are subject to a 2% redemption fee if the shares are sold within 7 days following their purchase date.

     Shares of each Fund may be redeemed at their respective NAV per share, subject to any applicable redemption fee or CDSC. However, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if you sell the shares within 18 months following their purchase. A CDSC may also apply when redeeming Class B or C shares of each Fund. Additional information and specific instructions explaining how to buy, sell, and exchange shares of Growth Fund are outlined in the Growth Fund Prospectus under the heading "Your Account." The accompanying Growth Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

     DIVIDENDS AND DISTRIBUTIONS. Both Funds intend to pay a dividend at least annually representing substantially all of its net investment income and to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

     Each Fund has qualified, and Growth Fund intends to continue to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

     The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund's prospectus under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

     The Board of Trustees of the Trust (the "Trust's Board"), on behalf of Blue Chip Fund, has recommended that Blue Chip Fund shareholders approve the Transaction in order to combine Blue Chip Fund with a larger fund that has similar goals and investment policies. Shareholders of Blue Chip Fund may potentially benefit from the lower expenses and better historical performance of Growth Fund. In addition, Blue Chip Fund shareholders will become part of a larger fund and the Transaction may create better efficiencies and lower fees for Growth Fund.

     A meeting of the Trust's Board was held on December 4, 2006 to consider the proposed Transaction. The Independent Trustees held a separate meeting to consider this matter. The Independent Trustees and the Trust's Board have been advised on this matter by independent counsel to the Independent Trustees. In addition, a meeting of the Company's Board was held on February 27, 2007 to consider the proposed Transaction.

     The Trust's Board requested and received from FAI and FIAS written materials containing relevant information about Growth Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

     The Trust's Board considered the potential benefits and costs of the Transaction to Blue Chip Fund shareholders. The Trust's Board reviewed detailed information about: (1) the investment goal, strategies and policies of Growth Fund; (2) the portfolio management of Growth Fund; (3) the financial and organizational strength of FIAS; (4) the comparability of the investment goals, policies, restrictions and investments of Blue Chip Fund with those of Growth Fund; (5) the comparative short-term and long-term investment performance of Blue Chip Fund and Growth Fund; (6) the current expense ratios of Blue Chip Fund and Growth Fund; (7) the relative asset size of each Fund, including the benefits of Blue Chip Fund joining with a larger entity; (8) the agreement by FAI and FIAS to pay a portion of the expenses related to the Transaction; (9) the tax consequences of the Transaction to Blue Chip Fund and its shareholders; and (10) the general characteristics of investors in Blue Chip Fund.

     The Trust's Board also considered that: (a) the investment advisory fee for Growth Fund was significantly lower than such fee for Blue Chip Fund; (b) the historical investment performance of Growth Fund was better than the historical investment performance of Blue Chip Fund; (c) the relatively small asset size of Blue Chip Fund had prevented it from realizing significant economies of scale in reducing its expense ratio; (d) based on Blue Chip Fund's historical asset growth and projected sales activity, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (e) benefits to shareholders, including operating efficiencies, may be achieved from combining the Funds; and (f) alternatives were available to shareholders of Blue Chip Fund, including the ability to redeem their shares.

     Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust's Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the shareholders of Blue Chip Fund and that no dilution of value would result to the shareholders of Blue Chip Fund from the Transaction. The Trust's Board approved the Plan on December 4, 2006 and recommended that shareholders of Blue Chip Fund vote to approve the Transaction.

     The Board of Directors of the Company, on behalf of Growth Fund, also concluded that the Transaction is in the best interests of Growth Fund and its shareholders and that no dilution of value would result to the shareholders of Growth Fund from the Transaction. Consequently, the Directors of the Company approved the Plan on behalf of Growth Fund.

         FOR THE REASONS DISCUSSED ABOVE, THE TRUST'S BOARD UNANIMOUSLY
                     RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.

   HOW WILL THE TRANSACTION BE CARRIED OUT?

     If the shareholders of Blue Chip Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. The Trust and the Company will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of Blue Chip Fund do not approve the Plan, the Transaction will not take place, and Blue Chip Fund will continue to operate as it does currently.

     If shareholders of Blue Chip Fund approve the Plan at the Meeting, until the close of business on the day of the Meeting you may continue to add to your existing account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend and capital gain distributions. Additionally, if shareholders of Blue Chip Fund approve the Plan at the Meeting, shares of Blue Chip Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

     If the shareholders of Blue Chip Fund approve the Plan, Blue Chip Fund will transfer substantially all of its assets to Growth Fund on the closing date, which is scheduled for on or about June 14, 2007, but which may occur on a later date as the Trust and the Company may agree. In exchange, the Company will issue shares of Growth Fund of the corresponding Classes that have an aggregate NAV equal to the dollar value of the assets delivered to Growth Fund. The Trust will distribute the Growth Fund shares it receives to the shareholders of Blue Chip Fund. Each shareholder of Blue Chip Fund will receive a number of Growth Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of Blue Chip Fund. The stock transfer books of Blue Chip Fund will be permanently closed as of 1:00 p.m., Pacific Time, on the closing date. Blue Chip Fund will only accept requests for redemptions received in proper form before 1:00 p.m., Pacific Time, on the closing date. Requests received after that time will be considered requests to redeem shares of Growth Fund. As soon as is reasonably practicable after the transfer of its assets, Blue Chip Fund will pay or make provision for payment of all its liabilities. Blue Chip Fund will then terminate its existence as a separate series of the Trust.

     To the extent permitted by law, the Trust and the Company may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

     Each of the Trust and the Company has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Trust and the Company under the Plan with respect to Blue Chip Fund or Growth Fund are, respectively, subject to various conditions, including:

          o the Company's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

          o the shareholders of Blue Chip Fund shall have approved the Transaction; and

          o the Trust and the Company shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for Blue Chip Fund, Growth Fund or their shareholders.

     If the Trust and the Company agree, the Plan may be terminated or abandoned at any time before or, after the approval of the shareholders of Blue Chip Fund.

     Following the closing date, until outstanding certificates for shares of Blue Chip Fund are surrendered, Blue Chip Fund share certificates shall be deemed, for all Growth Fund purposes, to evidence ownership of the appropriate number of Growth Fund shares into which the shares of Blue Chip Fund have been converted. However, you will not be permitted to exchange your shares, transfer your shares, liquidate or change your registration on your account until you surrender your outstanding certificates for shares of Blue Chip Fund, if any.

   WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

     Each of Growth Fund, Blue Chip Fund, FAI and FIAS will pay 25% of the expenses resulting from the Transaction, including the costs of the proxy solicitation.

   WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions and representations received from the Trust, on behalf of Blue Chip Fund, and the Company, on behalf of Growth Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to Growth Fund and Blue Chip Fund,
(i) that shareholders of Blue Chip Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Blue Chip Fund for shares of Growth Fund and (ii) that neither Growth Fund nor its shareholders will recognize any gain or loss upon Growth Fund's receipt of the assets of Blue Chip Fund. In addition, the holding period and aggregate tax basis for the Growth Fund shares that are received by a Blue Chip Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Blue Chip Fund previously held by such shareholder.

      Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax free reorganization under the Code, Blue Chip Fund would recognize gain or loss on the transfer of its assets to Growth Fund and each shareholder of Blue Chip Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Blue Chip shares and the fair market value of the shares of Growth Fund it received.

     Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. Following the Transaction, any capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of investments) of Blue Chip Fund will be subject to an annual limitation for federal income tax purposes. This limitation will be increased by the amount of any net unrealized appreciation of investments, if any, of Blue Chip Fund on the Closing Date. This limitation may result in a portion of the capital loss carryovers of Blue Chip Fund, which might otherwise have been utilized to offset future capital gains, to expire unutilized. At its fiscal year ended April 30, 2006, Blue Chip Fund had tax basis capital loss carryovers of $14,428,047 expiring on April 30, 2011. As of October 30, 2006, Blue Chip Fund had net unrealized appreciation in value of investments for tax purposes of $35,426,104. This limitation on use of Blue Chip Fund's capital loss carryovers, given the amount of its net unrealized appreciation of investments relative to the amount of its capital loss carryover, is not likely to be meaningful.

     The Transaction will not result in any limitation on the use by Growth Fund of its capital loss carryovers. At March 31, 2006, Growth Fund had tax-basis capital loss carryover of $212,005,346 and deferred realized currency losses of $7,060. At September 30, 2006, Growth Fund had net unrealized appreciation of investments for tax purposes of $1,481,816,966.

     Blue Chip Fund shareholders should be aware, however, that as a result of the Transcation they will be "buying into" substantial unrealized gains relative to what they are presently exposed to. At October 31, 2006, Blue Chip Fund's net unrealized appreciation in the value of its assets as a percentage of its net asset value at such date was 16.6%; 61.6% for Growth Fund at September 30, 2006 and approxmiately 57.9% on a combined basis. Net unrealized gain represents unrealized profits on securities currently held minus unrealized losses on current holdings. Such net unrealized gain, when realized on sale of portfolio securities, minus any available capital loss carryovers, is paid to fund shareholders each calendar year as income dividends and/or capital gains distributions. In 2006, Growth Fund's portfolio turnover rate was 2.21%. Any income taxes payable by fund shareholders on receipt of dividends and distributions reduce their return on investment in a fund on an after-tax basis. This, of courcse, is the same exposure that applies to anyone when buying (or reinvesting dividends in) share of the Growth Fund.

     After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

   WHAT SHOULD I KNOW ABOUT THE SHARES OF GROWTH FUND?

     Class A, Class B, Class C and Class R shares of Growth Fund will be distributed to Class A, Class B, Class C and Class R shareholders of Blue Chip Fund, respectively, and generally will have the same legal characteristics as the shares of Blue Chip Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Growth Fund issues other classes of shares, which have different expenses than the Growth Fund Class A, Class B, Class C and Class R shares. Growth Fund is a series of the Company, and Blue Chip Fund is a series of the Trust. The Trust is organized as a Delaware statutory trust. The Company is organized as a Maryland corporation. Former shareholders of Blue Chip Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Growth Fund until Blue Chip Fund certificates have been returned.

     In addition, the Board of Directors of the Company has submitted a proposal to shareholders of the Company to reorganize the Company from a Maryland corporation into a newly formed Delaware statutory trust (the "Delaware Statutory Trust"). If current Company shareholders approve the DST Reorganization, the assets and liabilities of Growth Fund will be transferred to a separate series of the Delaware Statutory Trust to be called Franklin Growth Fund (the "New Growth Fund"), and shareholders of Growth Fund, on the day the DST Reorganization takes place, will receive shares of the New Growth Fund in exchange for their shares of Growth Fund. Blue Chip Fund shareholders were not being asked to vote on the DST Reorganization. The Delaware Statutory Trust will continue to operate in substantially the same manner as the Company has operated as a Maryland corporation. The DST Reorganization [, if approved by shareholders,] is not expected to take place, however, until after the anticipated closing date of the Transaction. Therefore, if Blue Chip Fund shareholders approve the Transaction, Blue Chip Fund shareholders will receive Class A, Class B, Class C and Class R shares of Growth Fund, as appropriate, on the closing date. And[, if current shareholders of the Company approve the DST Reorganization,] then former Blue Chip Fund shareholders who hold Class A, Class B, Class C or Class R shares of Growth Fund on the effective date of the DST Reorganization will receive Class A, Class B, Class C or Class R shares, respectively, of the New Growth Fund of equal value to, and in exchange for, the Class A, Class B, Class C and Class R shares of Growth Fund and will become shareholders of the Delaware Statutory Trust.

     WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

     The following table sets forth, as of February 14, 2007, the capitalization of Blue Chip Fund and Growth Fund. The table also shows the projected capitalization of Growth Fund as adjusted to give effect to the proposed Transaction. The capitalization of Growth Fund and its classes is likely to be different when the Transaction is consummated.


                                                                                 GROWTH FUND--
                                                 BLUE CHIP                      PROJECTED AFTER
                                                   FUND        GROWTH FUND       TRANSACTION
                                               (UNAUDITED)     (UNAUDITED)      UNAUDITED)**
                                            -------------------------------------- -------------
Net assets (all classes)* (thousands)            $211,316       $2,693,793      $2,905,030
Total shares outstanding (all classes)*        12,462,495       62,082,328      66,969,835
Class A net assets (thousands)                   $154,083       $1,891,501      $2,045,528
Class A shares outstanding                      9,017,245       43,275,298      46,799,938
Class A net asset value per share                  $17.09           $43.71          $43.71
Class B net assets (thousands)                    $18,937         $131,640        $150,571
Class B shares outstanding                      1,144,710        3,128,934       3,578,957
Class B net asset value per share                  $16.54           $42.07          $42.07
Class C net assets (thousands)                    $32,839         $301,764        $334,592
Class C shares outstanding                      1,979,769        7,235,153       8,022,377
Class C net asset value per share                  $16.59           $41.71          $41.71
Class R net assets (thousands)                     $5,457          $44,537         $49,992
Class R shares outstanding                        320,770        1,025,509       1,151,130
Class R net asset value per share                  $17.01           $43.43          $43.43
Advisor Class net assets (thousands)                  N/A         $324,352        $324,347
Advisor Class shares outstanding                      N/A        7,417,434       7,417,434
Advisor Class net asset value per share               N/A           $43.73          $43.73

* Blue Chip Fund only offers Class A, Class B, Class C and Class R shares. Growth Fund has five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

** The projected capitalization of Growth Fund after the Transaction includes the estimated expenses of the Transaction borne by Growth Fund and Blue Chip Fund.

         COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

     This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds, as well as the risks associated with such goals, strategies and policies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote, as defined herein, of that Fund's outstanding voting securities. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Growth Fund's investment policies and risks, you should read the Growth Fund Prospectus, which accompanies this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS OF THE FUNDS?

     Although worded somewhat differently, the investment goal of each Fund is substantially similar. Blue Chip Fund's investment goal is long-term capital appreciation, and Growth Fund's investment goal is capital appreciation. In addition, each Fund focuses its investments on equity securities of companies located in the United States. There are, however, some important differences between the investment strategies of each Fund.

     MARKET CAPITALIZATION. Growth Fund invests substantially in the equity securities of U.S.-based large and medium market capitalization companies. It may also invest in companies in new and emerging industries where growth is expected to be above average and may invest up to 40% of its assets in smaller companies. For purposes of Growth Fund's investments, "smaller companies" are generally those with market capitalizations of less than $1.5 billion. In contrast, Blue Chip Fund invests substantially in equity securities of blue chip companies located in the U.S. For purposes of Blue Chip Fund's investments, "blue chip companies" are well-established companies with strong financial records relative to other companies in their respective industries. These companies generally dominate or are expected to dominate their respective industries and have a reputation for quality management as well as superior products and services. The manager chooses companies that it believes have a sustainable competitive advantage, a strong financial record and a market capitalization of more than $1 billion. Both Growth Fund and Blue Chip Fund have historically invested principally in large and medium capitalization companies. As of December 31, 2006, Growth Fund had invested approximately 1.8% of its total assets in smaller companies, while Blue Chip Fund had no securities of smaller companies in its portfolio.

     FOREIGN EXPOSURE. Although Blue Chip Fund invests primarily in common stocks, the Fund also invests in American, European, and Global Depositary
Receipts, which are certificates typically issued by a bank or trust company that gives their holders the right to receive securities issued by a foreign domestic company. Blue Chip Fund limits its investment in foreign securities not publicly traded in the U.S. to 10% of total assets. As of December 31, 2006, Blue Chip Fund had invested approximately 12.06% of its total assets in foreign securities.

     In contrast, Franklin Growth Fund may invest up to 40% of its assets in foreign securities and up to 10% of its assets in non-U.S. dollar denominated securities. As of December 31, 2006, Growth Fund had invested approximately 4.70% of its total assets in foreign securities.

     OTHER POLICIES. There are also differences in the Funds' other investment policies. While Blue Chip Fund may invest in a wide range of derivatives (such as options, futures and options on futures), Growth Fund may only invest in options. Pursuant, however, to derivative guidelines adopted by the Trust's Board of Trustees, Blue Chip Fund may not enter into a futures contract if the amounts paid for open contracts, including required initial deposits, would exceed 5% of net assets. The managers of Growth Fund do not currently intend to write options which would cause the market value of the Fund's open options to exceed 5% of the Fund's total net assets. As of December 31, 2006, Blue Chip Fund held no derivatives in its portfolio, while Growth Fund had invested approximately 0.24% of its total assets in derivatives.

      Only Blue Chip Fund may invest in exchange-traded funds. Both Growth Fund and Blue Chip Fund may invest in convertible securities, including convertible debt securities and convertible preferred stock. Blue Chip Fund may also invest in synthetic convertible securities.

     Notwithstanding the differences in the investment policies of the Funds, each Fund primarily invests in equity securities, specifically common stocks.

   HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

     [The Funds'  fundamental  investment  policies or restrictions,  other than
their  investment   goals  (as  discussed   above)  are  identical.]

   WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

     Like all investments, an investment in either Fund involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

     COMMON STOCKS   Stocks historically have outperformed other types of
investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the relevant securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by a Fund.

      SMALLER AND MIDSIZE COMPANIES While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions. In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

     FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in a Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

     SECTOR FOCUS To the extent a Fund invests a significant portion of its assets in one or more sectors at any time, the Fund will face a greater risk of loss due to factors affecting the single sector than if the Fund always maintained wide diversity among the sectors in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes.

     TECHNOLOGY AND TELECOMMUNICATIONS COMPANIES The technology and telecommunications sector has historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not prove commercially successful or may become obsolete quickly. The activities of these companies may also be adversely affected by changes in government regulations. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

      HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

                          INFORMATION ABOUT GROWTH FUND

     Information about Growth Fund is included in the Growth Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Growth Fund is included in its SAI dated February 1, 2007, which is incorporated into the Growth Fund Prospectus. In addition, an SAI dated _______, 2007 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered part of this Prospectus/Proxy Statement. You may request a free copy of the SAI, Growth Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2006, and other information by calling 1-800/DIAL-BEN(R) or by writing to Growth Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

     The Company files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at HTTP://WWW.SEC.GOV or by electronic request at the following email address: PUBLICINFO@SEC.GOV.

                        INFORMATION ABOUT BLUE CHIP FUND

     Information about Blue Chip Fund is included in the current Blue Chip Fund's Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as the Blue Chip Fund's SAI dated September 1, 2006, the Trust's Annual Report to Shareholders dated April 30, 2006 and Semiannual Report to Shareholders dated October 31, 2006. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Blue Chip Fund by calling 1-800/DIAL BEN or by writing to the Blue Chip Fund P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by the Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at HTTP://WWW.SEC.GOV or by electronic request at the following email address: PUBLICINFO@SEC.GOV.

                       FURTHER INFORMATION ABOUT THE FUNDS

     The following is a discussion of certain principal differences between the organization of each Fund and, where applicable, of the Delaware Statutory Trust. More detailed information about each Fund's current corporate structure is contained in each Fund's SAI.

     In addition, unless otherwise noted, the terms "Fund" and "Funds" below include the New Growth Fund if the Company is reorganized into a Delaware Statutory Trust, as proposed by the Company's Board of Directors.

     COMPARISON OF CAPITAL STRUCTURE. Blue Chip Fund is one series of the Trust, which was organized as a Delaware business trust (now referred to as a Delaware statutory trust) pursuant to a Trust Instrument dated January 25, 1991. The number of shares of Blue Chip Fund is unlimited, each having a par value of $0.01 per share. Blue Chip Fund may issue fractional shares.

     Growth Fund is one series of the Company, which was incorporated in Delaware in 1947, and reincorporated as a Maryland corporation in 1979 under the Maryland General Corporation Law (the "Maryland Code"). The Company has authorized capital of 44,200,000,000 shares of common stock, par value $0.01 per share, which has been allocated to Growth Fund as follows: 250,000,000--Growth Fund Class A shares; 750,000,000 Growth Fund Class B shares; 250,000,000 Growth Fund Class C shares; 1,000,000,000 Growth Fund Class R shares; and 1,000,000,000 Growth Fund Advisor Class shares. Growth Fund may also issue fractional shares. The New Growth Fund will be one series of the Delaware Statutory Trust. The number of shares of the New Growth Fund will be unlimited, each without par value. The New Growth Fund will be able to issue fractional shares.

     Shares of both Blue Chip Fund and Growth Fund are, and shares of the New Growth Fund will be, fully paid and nonassessable and have, or will have, no preference, preemptive or subscription rights. Blue Chip Fund and Growth Fund shareholders have no appraisal rights. Similarly, shareholders of the New Growth Fund will have no appraisal rights.

     COMPARISON OF VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees or Directors, as appropriate. Quorum for a shareholders' meeting of the Trust and the Delaware Statutory Trust is generally forty per cent of the shares entitled to vote, which are present in person or by proxy. Quorum for a shareholders' meeting of the Company is generally a majority of the shares entitled to vote at the meeting, present in person or by proxy.

     The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election of Trustees/Directors, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

     In addition, shareholders of the Growth Fund, the Trust and the Delaware Statutory Trust are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed, and, for the Trust and for the Delaware Statutory Trust, by their Declaration of Trusts. In most instances, the rights to vote on these matters are similar between the Trust and the Delaware Statutory Trust. For example, in the case of the Company, under the Maryland Code shareholders have the power to vote for: (1) the election of directors, (2)
certain  amendments  to  the  Company's   charter,   (3)  certain  mergers  and
consolidations, (4) statutory share exchanges, and (5) dissolutions. In the cases of the Trust and the Delaware Statutory Trust, their Trust Instruments specifically give shareholders the power to vote: (1) for the election of Trustees at a meeting called for the purpose of electing Trustees, (2) with respect to certain amendments to the Declaration of Trust as required by the Declaration of Trust, the 1940 Act or the requirements of any securities exchanges on which shares are listed for trading, and (3) on such matters as required by the Declaration of Trust, the by-laws and any registration statement of the Delaware Statutory Trust filed with the SEC or any State, or as the Trustees may consider necessary or desirable.

     A majority of the Company's shares voted in person or by proxy is required on any matters presented for shareholder vote, except where the Articles of Incorporation for the Company, its by-laws or applicable law provide otherwise. In the case of the Trust and the Delaware Statutory Trust, a majority vote is required in all matters other than the election of trustees, where a quorum is present, unless the Declaration of Trust, by-laws or applicable law provide otherwise. Trustees of the Trust and the Delaware Statutory Trust are elected by not less than a plurality of the votes cast of the holders of shares entitled to vote present in person or represented by proxy at a shareholders meeting at which a quorum is present.

     The organizational documents for each Fund establish the maximum number of days prior to a shareholders' meeting during which a record date may be set by that Fund's Board. The maximum number of days is 90 for the Company and 120 for the Trust and the Delaware Statutory Trust.

     COMPARISON OF LEGAL STRUCTURES. Mutual funds, such as the Trust and the Delaware Statutory Trust, formed under the Delaware Statutory Trust Act ("DSTA") are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their charter instruments. Investment companies organized as Delaware statutory trusts have been able to benefit from this flexibility to streamline their operations and minimize expenses. To a similar effect, the Maryland Code contains provisions specifically designed for investment companies, such as the Company, which take into account their unique structure and operations, and allow such investment companies to simplify their operations by reducing administrative burdens generally to operate more efficiently. For example, as with Delaware statutory trusts, funds organized as Maryland corporations are not required to hold annual stockholders' meetings if meetings are not otherwise required by the federal securities laws, the charter or by-laws, and such funds may create new classes or series of stock without having to obtain the approval of stockholders at a meeting.

      However, funds organized as Delaware statutory trusts have greater flexibility in structuring shareholder voting rights and shareholder meetings. For example, under Maryland law, certain fund transactions, such as certain mergers, reorganizations and liquidations, are subject to mandatory shareholder votes. The DSTA allows a fund to provide in its governing documents that each of these types of transactions may go forward with only trustee approval; all are subject, however, to any special voting requirements of the 1940 Act. Finally, Maryland corporate law imposes more stringent record date, notice, quorum and adjournment provisions than the DSTA, which may cause shareholder meetings to be more costly and may make obtaining any necessary shareholder approvals more difficult.

     LIMITED LIABILITY FOR SHAREHOLDERS. Under the Delaware Act, shareholders of the Trust, including Blue Chip Fund, and shareholders of the Delaware Statutory Trust, including the New Growth Fund, are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law. Under the Maryland Code, the shareholders of Growth Fund are not subject to any personal liability for any claims against or liabilities of Growth Fund or the Company solely by reason of being or having been a shareholder of Growth Fund.

     BOARD OF TRUSTEES/BOARD OF DIRECTORS. Pursuant to the laws of Delaware and the Trust's Trust Instrument, the responsibility for the management of the Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust's Trust Instrument to elect the officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instrument, no Trustee of the Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Delaware Statutory Trust's Declaration of Trust has substantially the same provisions.

     Pursuant to the Maryland Code and the Company's Articles of Incorporation, the responsibility for the management and the exercise of the powers of the Company and Growth Fund are vested in its Board of Directors. Under the Maryland Code, a director is required to perform his or her duties in good faith, in a manner he or she reasonably believes to be in the best interests of Growth Fund and with the care that an ordinarily prudent person in a like position would use under similar circumstances. To the extent that a director performs his or her duties as required, he or she will not be liable by reason of having been a director. In addition, the Company's Articles of Incorporation and By-Laws provide further indemnification of Directors and officers of the Company for acts done in good faith and limit their personal liability for monetary damages.

     INSPECTION RIGHTS. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

     LEGAL PROCEEDINGS. For information about material pending legal proceedings and regulatory matters, please see the sections entitled "Management" in Blue Chip Fund's Prospectus and "Additional Management Information" in Growth Fund's Prospectus.

                               VOTING INFORMATION

   HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

     An Affirmative Majority Vote, as defined herein, of the outstanding voting securities of the Blue Chip Fund is required to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share of Blue Chip Fund held at the close of business on March 30, 2007 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

     Forty per cent (40%) of Blue Chip Fund's aggregate shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions will be treated as votes cast at such Meeting, but broker non-votes will not be treated as votes cast at such Meeting. Abstentions and broker non-votes, therefore will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.

   HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

     You can vote in any one of four ways:

      o By mail, with the enclosed proxy card;
      o In person at the Meeting;
      o By telephone; or
      o Through the Internet.

     If your account is eligible, for voting by telephone or throught the Internet, separate instructions are enclosed.

     A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to Blue Chip Fund. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

   MAY I REVOKE MY PROXY?

     You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy by signing and forwarding to the Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.

   WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

     The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

   WHO IS ENTITLED TO VOTE?

     Shareholders of record of Blue Chip Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [____________ ] outstanding Class A shares, [ ___________ ] outstanding Class B shares,
[ ___________ ] outstanding Class C shares and [ _______________ ] outstanding Class R shares of Blue Chip Fund. As of the Record Date, the total number of shares of Blue Chip Fund outstanding was [ _______________ ] and the total number of shares of Growth Fund outstanding was [ _______________ ].

   HOW WILL PROXIES BE SOLICITED?

      InvestorCONNECT, a division of The Altman Group, a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $26,000 to $31,000. The Blue Chip Fund expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of Blue Chip Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Board of the Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

       In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor may ask for the shareholder's instructions on the Proposal. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. The Solicitor will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

         If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may still submit the proxy card originally sent with the Prospectus/Proxy Statement or attend in person.

   WHAT OTHER SOLICITATIONS WILL BE MADE?

     Blue Chip Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

   ARE THERE DISSENTERS' RIGHTS?

     Shareholders of Blue Chip Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your Growth Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments. Redemptions are subject to the terms in the prospectus of the respective Fund.

                         PRINCIPAL HOLDERS OF SHARES

     As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially [less than 1%] of the outstanding voting shares of Blue Chip Fund. In addition, as of the Record Date, the officers and directors of the Company, as a group, owned of record and beneficially [less than 1%] of the outstanding voting shares of Growth Fund.

      From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Growth Fund or Blue Chip Fund.


      NAME AND ADDRESS              SHARE CLASS              PERCENTAGE (%)
     ----------------------------------------------------------------------
     BLUE CHIP FUND:



     GROWTH FUND:



     Upon completion of the Transaction, it is not expected that those persons disclosed above as owning 5% or more of Blue Chip Fund's outstanding Class A, Class B, Class C or Class R shares will own in excess of 5% of the then outstanding Class A, Class B, Class C or Class R shares of Growth Fund. It is also not expected that the percentage ownership of Growth Fund by those persons listed above will materially change as a result of the Transaction.


                             SHAREHOLDERS PROPOSALS

      The Trust is not required and does not intend to hold regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in the Trust's proxy statement for the next meeting of shareholders should send his or her written proposal to the Trust's offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the Trust's proxy statement and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

       Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust's proxy statement or presented at the meeting.

                                   ADJOURNMENT

     The holders of a majority of the shares present (in person or by proxy) and entitled to vote at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the Trust, in the absence of the president may adjourn the Meeting. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow for the further solicitation of proxies. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Trust on questions of adjournment.



                                           By Order of the Board of Trustees,

                                           Karen L. Skidmore
                                           SECRETARY

      [               ], 2007







                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

     AFFIRMATIVE MAJORITY VOTE-- the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Blue Chip Fund, or (ii) 67% or more of the outstanding shares of Blue Chip Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of Blue Chip Fund are present or represented by proxy.

     1940 ACT--Investment Company Act of 1940, as amended

     DISTRIBUTORS--Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

     FAI--Franklin Advisers, Inc., the investment manager for Blue Chip Fund.

     FIAS--Franklin Investment Advisory Services, LLC, the investment manager for Growth Fund.

     FRANKLIN TEMPLETON FUNDS--The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Franklin Mutual Recovery Fund.

     FRANKLIN TEMPLETON INVESTMENTS--All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company.

     FT SERVICES--Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to each Fund's investment manager and principal underwriter.

     INVESTOR SERVICES--Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA, the shareholder servicing, transfer agent and dividend-paying agent for the Funds.

     NET ASSET VALUE (NAV)--The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

     RESOURCES--Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

     SAI--Statement of Additional Information

     SEC--U.S. Securities and Exchange Commission

     SECURITIES DEALER--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

       U.S.--United States





                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

A. Form of Agreement and Plan of Reorganization by and between Franklin Strategic Series, on behalf of the Blue Chip Fund, and Franklin Custodian Funds, Inc., on behalf of Franklin Growth Fund (attached)

B. Prospectus of Franklin Growth Fund--Class A, Class B, Class C and Class R shares, dated February 1, 2007, as supplemented to date (enclosed)

                                                                     EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this 1st day of March, 2007, by and between Franklin Strategic Series (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Blue Chip Fund ("Blue Chip Fund"), and Franklin Custodian Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Growth Fund ("Growth Fund").

                             PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the Company, on behalf of Growth Fund, of substantially all of the property, assets and goodwill of Blue Chip Fund in exchange solely for full and fractional Class A, Class B, Class C and Class R shares of common stock, par value $0.01 per share, of Growth Fund ("Growth Fund Shares"); (ii) the distribution of Growth Fund Shares to the shareholders of Class A, Class B, Class C and Class R shares of Blue Chip Fund (the "Blue Chip Fund Shares"), respectively, according to their respective interests in Blue Chip Fund in complete liquidation of Blue Chip Fund; and (iii) the dissolution of Blue Chip Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

                                    AGREEMENT

      In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF BLUE CHIP FUND.

      (a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of the Company, on behalf of Growth Fund, herein contained, and in consideration of the delivery by the Company of the number of Growth Fund Shares hereinafter provided, the Trust, on behalf of Blue Chip Fund, agrees that it will convey, transfer and deliver to the Company, for the benefit of Growth Fund, at the Closing all of Blue Chip Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (ii) pay such contingent liabilities as the Board of Trustees of the Trust shall reasonably deem to exist against Blue Chip Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Blue Chip Fund's books (hereinafter "Net Assets"). Neither the Company nor Growth Fund shall assume any liability of Blue Chip Fund or the Trust, and Blue Chip Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above. Blue Chip Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

      (b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of the Trust, on behalf of Blue Chip Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Company agrees at the Closing to deliver to the Trust the number of Growth Fund Shares, determined by dividing the net asset value per share of each of Class A, Class B, Class C and Class R shares of Blue Chip Fund by the net asset value per share of each of Class A, Class B, Class C and Class R shares of Growth Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class B, Class C and Class R shares, respectively, of Blue Chip Fund, as of 1:00 p.m., Pacific Time, on the Closing Date. The Growth Fund Shares delivered to the Trust at the Closing shall have an aggregate net asset value equal to the value of the Blue Chip Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified herein.

      (c) Immediately following the Closing, the Trust shall dissolve Blue Chip Fund and distribute pro rata to Blue Chip Fund's shareholders of record as of the close of business on the Closing Date, Growth Fund Shares received by Blue Chip Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Growth Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Growth Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Blue Chip Fund shall be entitled to surrender the same to the transfer agent for Growth Fund in exchange for the number of Growth Fund Shares of the same class into which the Blue Chip Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Growth Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Blue Chip Fund shall be deemed for all Growth Fund purposes to evidence ownership of the number of Growth Fund Shares into which the Blue Chip Fund Shares (which prior to the Closing were represented thereby) have been converted.

      (d) At the Closing, each shareholder of record of Blue Chip Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Blue Chip Fund that such person had on such Distribution Record Date.

      (e) All books and records relating to Blue Chip Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Company from and after the date of the Plan, and shall be turned over to the Company on or prior to the Closing.

 2. VALUATION.

     (a) The net asset value of Growth Fund Shares and Blue Chip Fund Shares and the value of Blue Chip Fund's Net Assets to be acquired by Growth Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific Time, on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE is disrupted or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of Growth Fund Shares and Blue Chip Fund Shares and the value of Blue Chip Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of Growth Fund and Blue Chip Fund.

      (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Growth Fund Shares or Blue Chip Fund Shares or the value of Blue Chip Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

3. CLOSING AND CLOSING DATE.

      The Closing Date shall be June 14, 2007 or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Trust at 2:00 p.m., Pacific Time, on the Closing Date. The Trust on behalf of Blue Chip Fund shall have provided for delivery as of the Closing of those Net Assets of Blue Chip Fund to be transferred to the account of Growth Fund's Custodian, Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286. Also, the Trust, on behalf of Blue Chip Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of each class of Blue Chip Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Company on behalf of Growth Fund shall provide evidence satisfactory to the Trust that such Growth Fund Shares have been registered in an account on the books of Growth Fund in such manner as the officers of the Trust, on behalf of Blue Chip Fund, may reasonably request.

4. REPRESENTATIONS AND WARRANTIES BY THE COMPANY, ON BEHALF OF GROWTH FUND.

      The Company, on behalf of Growth Fund, represents and warrants to the Trust that:

      (a) Growth Fund is a series of the Company, a corporation organized originally as a Delaware corporation in 1947 and reincorporated under the laws of the State of Maryland in 1979, and is validly existing under the laws of Maryland. The Company is duly registered under the 1940 Act as an open-end, management investment company and all of the Growth Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

      (b) The Company is authorized to issue forty four billion two hundred million shares of common stock of Growth Fund, par value $0.01 per share, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. The Company currently issues shares of five (5) series, including Growth Fund. Growth Fund is further divided into five classes of shares of which Growth Fund Shares represent four classes: Class A, Class B, Class C and Class R shares of common stock. No shareholder of the Company shall have any option, warrant or preemptive right of subscription or purchase with respect to Growth Fund Shares.

      (c) The financial statements appearing in Growth Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2006, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, copies of which may be furnished to the Trust, fairly present the financial position of Growth Fund as of their respective dates and the results of Growth Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The Company, on behalf of Growth Fund, is not a party to or obligated under any provision of its Articles of Incorporation, as amended ("Articles of Incorporation") or By-laws, as amended ("By-laws"), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Growth Fund or the Company of the transactions contemplated by the Plan, except for the registration of Growth Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

      (e) The Company has elected to treat Growth Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Growth Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

       (f) Growth Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      (g) Growth Fund does not have any unamortized or unpaid organizational fees or expenses.

      (h) Growth Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

      (i) There is no intercorporate indebtedness existing between Blue Chip Fund and Growth Fund that was issued, acquired or will be settled at a discount.

      (j) Growth Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Blue Chip Fund.

      (k) Except for a certain proposed redomestication of the Company to a Delaware statutory trust, (i) the Company has no plan or intention to issue additional shares of Growth Fund following the Plan of Reorganization except for shares issued in the ordinary course of Growth Fund's business as a series of an open-end investment company; and (ii) the Company does not have any plan or intention to redeem or otherwise reacquire any shares of Growth Fund issued pursuant to the Plan of Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

      (l) Growth Fund is in the same line of business as Blue Chip Fund before the Plan of Reorganization and did not enter into such line of business as part of the Plan of Reorganization. Growth Fund will actively continue Blue Chip Fund's business in substantially the same manner that Blue Chip Fund conducted that business immediately before the Plan of Reorganization and has no plan or intention to change such business. On the Closing Date, Growth Fund expects that at least 33 1/3% of Blue Chip Fund's portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of Growth Fund. Growth Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Plan of Reorganization. Growth Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Blue Chip Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Growth Fund will continuously review its investment portfolio (as Blue Chip Fund did before the Closing) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of Blue Chip Fund.

       (m) The registration statement on Form N-14 referred to in Section 7(g) hereof (the "Registration Statement"), and any prospectus or statement of additional information of Growth Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of Blue Chip Fund shareholders, and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

       (n) The Prospectus for Class A, Class B, Class C and Class R shares of Growth Fund, dated February 1, 2007, and the corresponding Statement of Additional Information, dated February 1, 2007, as amended to date, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of Growth Fund or any supplement thereto, that is hereafter filed with the U.S. Securities and Exchange Commission ("SEC"), shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

 5. REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF BLUE CHIP FUND.

      The Trust, on behalf of Blue Chip Fund, represents and warrants to the Company that:

      (a) Blue Chip Fund is a series of the Trust, a statutory trust created under the laws of the State of Delaware on January 25, 1991, and is validly existing under the laws of the State of Delaware. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Trust's Blue Chip Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

       (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Blue Chip Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, and has full voting rights. The Trust issues shares of five (5) series, including Blue Chip Fund. Blue Chip Fund has four classes of shares: Class A, Class B, Class C and Class R, and an unlimited number of shares of beneficial interest of the Trust have been allocated and designated to each class of Blue Chip Fund. No shareholder of the Trust has or will have any option, warrant or preemptive rights of subscription or purchase with respect to Blue Chip Fund Shares.

       (c) The financial statements appearing in Blue Chip Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2006, audited by PricewaterhouseCoopers LLP, and any interim financial statements for the Trust which may be furnished to the Company, fairly present the financial position of Blue Chip Fund as of their respective dates and the results of Blue Chip Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The Trust, on behalf of Blue Chip Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended ("Trust Instrument"), or Amended and Restated Bylaws, as amended, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan. Blue Chip Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Plan) which will not be terminated by Blue Chip Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Blue Chip Fund.

      (e) The Trust has elected to treat Blue Chip Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Blue Chip Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

       (f) Blue Chip Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      (g) Blue Chip Fund does not have any unamortized or unpaid organization fees or expenses.

      (h) The Prospectus for Class A, Class B, Class C and Class R shares of Blue Chip Fund, dated September 1, 2006, and the corresponding Statement of Additional Information, dated September 1, 2006, as amended to date, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of Blue Chip Fund or any supplement thereto, that is hereafter filed with the SEC, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

       (i) Blue Chip Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

       (j) Since [September 30, 2006] there has not been any material adverse change in Blue Chip Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

      (k) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Blue Chip Fund or the Trust of the transactions contemplated by the Plan, except the necessary Blue Chip Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

      (l) There is no intercorporate indebtedness existing between Blue Chip Fund and Growth Fund that was issued, acquired or will be settled at a discount.

      (m) During the five-year period ending on the Closing Date, (i) Blue Chip Fund has not acquired, and will not acquire, Blue Chip Fund Shares with consideration other than Growth Fund Shares or Blue Chip Fund Shares, except for redemptions in the ordinary course of Blue Chip Fund's business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions have been made with respect to Blue Chip Fund Shares (other than regular, normal dividend distributions made pursuant to the Blue Chip Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

      (n) As of the Closing Date, Blue Chip Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Blue Chip Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

       (o) Throughout the five year period ending on the Closing Date, Blue Chip Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. Blue Chip Fund did not enter into (or expand) a line of business as part of the Plan of Reorganization. Blue Chip Fund will not alter its investment portfolio in connection with the reorganization.

 6. REPRESENTATIONS AND WARRANTIES BY THE TRUST AND THE COMPANY.

      The Trust, on behalf of Blue Chip Fund, and the Company, on behalf of Growth Fund, each represents and warrants to the other that:

      (a) Except as disclosed in its currently effective prospectus relating to Blue Chip Fund, in the case of the Trust, and Growth Fund, in the case of the Company, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither the Company nor the Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Growth Fund's or Blue Chip Fund's business or their ability to consummate the transactions herein contemplated.

       (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

      (c) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees/Directors, as the case may be, and the Plan, subject to the approval of Blue Chip Fund's shareholders in the case of the Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

       (d) It anticipates that consummation of the Plan will not cause either Blue Chip Fund, in the case of the Trust, or Growth Fund, in the case of the Company, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of their respective fiscal years.

     (e) Implementation of Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, in each of Growth Fund's and Blue Chip Fund's calculation, respectively, of net asset value per share will not result in any material adverse consequences to its sharesholders.

 7. COVENANTS OF THE TRUST AND THE COMPANY.

      (a) The Trust, on behalf of Blue Chip Fund, and the Company, on behalf of Growth Fund, each covenants to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

       (b) The Trust, on behalf of Blue Chip Fund, undertakes that it will not acquire Growth Fund Shares for the purpose of making distributions thereof to anyone other than Blue Chip Fund's shareholders.

      (c) The Trust, on behalf of Blue Chip Fund, undertakes that, if the Plan is consummated, it will liquidate and dissolve Blue Chip Fund.

      (d) The Trust, on behalf of Blue Chip Fund, and the Company, on behalf of Growth Fund, each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      (e) At the Closing, the Trust, on behalf of Blue Chip Fund, will provide Growth Fund a copy of the shareholder ledger accounts, certified by Blue Chip Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Blue Chip Fund Shares as of 1:00 p.m., Pacific Time, on the Closing Date who are to become shareholders of Growth Fund as a result of the transfer of assets that is the subject of the Plan.

       (f) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of Blue Chip Fund's shareholders to consider and vote upon the Plan (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust agrees to mail to each shareholder of record of Blue Chip Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

      (g) The Company has filed with the SEC the Registration Statement and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

       (h) Subject to the provisions of the Plan, the Company and the Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

      (i) The Trust shall deliver to the Company at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of Blue Chip Fund transferred to the Company in accordance with the terms of the Plan.

 8. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST AND THE COMPANY.

      The consummation of the Plan hereunder shall be subject to the following respective conditions:

      (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

      (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Directors/Trustees certified by its Secretary or equivalent officer of each of the Funds.

      (c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That the Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Blue Chip Fund at a meeting or any adjournment thereof.

      (e) That a distribution or distributions shall have been declared for Blue Chip Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

      (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Blue Chip Fund or Growth Fund.

     (g) That there shall be delivered to the Trust, on behalf of Blue Chip Fund, and the Company, on behalf of Growth Fund, an opinion in form and substance satisfactory to them, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Delaware and the State of Maryland, and based upon certificates of the officers of the Trust and the Company with regard to matters of fact:

             (1) The acquisition by Growth Fund of substantially all the assets of Blue Chip Fund as provided for herein in exchange for Growth Fund Shares followed by the distribution by Blue Chip Fund to its shareholders of Growth Fund Shares in complete liquidation of Blue Chip Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Blue Chip Fund and Growth Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

             (2) No gain or loss will be recognized by Blue Chip Fund upon the transfer of substantially all of its assets to Growth Fund in exchange solely for voting shares of Growth Fund (Sections 361(a) and 357(a) of the Code);

             (3) Growth Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Blue Chip Fund in exchange solely for voting shares of Growth Fund (Section 1032(a) of the Code);

             (4) No gain or loss will be recognized by Blue Chip Fund upon the distribution of Growth Fund Shares to its shareholders in liquidation of Blue Chip Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

             (5) The basis of the assets of Blue Chip Fund received by Growth Fund will be the same as the basis of such assets to Blue Chip Fund immediately prior to the Plan of Reorganization (Section 362(b) of the Code);

             (6) The holding period of the assets of Blue Chip Fund received by Growth Fund will include the period during which such assets were held by Blue Chip Fund (Section 1223(2) of the Code);

             (7) No gain or loss will be recognized by the shareholders of Blue Chip Fund upon the exchange of their shares in Blue Chip Fund for voting shares of Growth Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

             (8) The basis of Growth Fund Shares received by the shareholders of Blue Chip Fund shall be the same as the basis of the Blue Chip Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

             (9) The holding period of Growth Fund Shares received by shareholders of Blue Chip Fund (including fractional shares to which they may be entitled) will include the holding period of Blue Chip Fund Shares surrendered in exchange therefor, provided that Blue Chip Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

             (10) Growth Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Blue Chip Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

       (h) That there shall be delivered to the Company, on behalf of Growth Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Trust, on behalf of Blue Chip Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) Blue Chip Fund is a series of the Trust and that the Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

             (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, of Blue Chip Fund. Four classes of shares of Blue Chip Fund (Class A, Class B, Class C and Class
      R) have been designated as Blue Chip Fund Shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to Blue Chip Fund Shares;

             (3) The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

            (4) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Trust on behalf of Blue Chip Fund; and

             (5) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Trust, on behalf of Blue Chip Fund, violates any provision of its Trust Instrument or By-laws, or the provisions of any agreement or other instrument filed by the Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of the Trust, on behalf of Blue Chip Fund, and is enforceable against the Trust, on behalf of Blue Chip Fund, in accordance with its terms.

       In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

       (i) That there shall be delivered to the Trust, on behalf of Blue Chip Fund, an opinion in form and substance satisfactory to it from the law firm of Bleakley Platt & Schmidt, LLP, counsel to the Company, on behalf of Growth
Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

             (1) Growth Fund is a series of the Company and the Company is a validly existing corporation in good standing under the laws of the State of Maryland;

             (2) The Company is authorized to issue forty four billion two hundred million shares of common stock, par value $0.01 per share of Growth Fund. Growth Fund is further divided into five (5) classes of shares of which Growth Fund Shares constitute Class A, Class B, Class C, Class R and Advsior shares, par value $0.01 per share;

             (3) The Company is an open-end investment company of the management type registered as such under the 1940 Act;

            (4) Growth Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of Growth Fund;

             (5) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company, on behalf of Growth Fund;

             (6) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Company, on behalf of Growth Fund, violates any provision of its Articles of Incorporation or By-laws, or the provisions of any agreement or other instrument filed by the Company as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of the Company, on behalf of Growth Fund, and is enforceable against the Company, on behalf of Growth Fund, in accordance with its terms; and

             (7) The registration statement of the Company, of which the prospectus dated February 1, 2007 of Growth Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act.

       In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company, and an opinion of local Maryland counsel as to matters of Maryland law.

      (j) That the Company's prospectus contained in the Registration Statement with respect to Growth Fund Shares to be delivered to Blue Chip Fund's shareholders in accordance with the Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (k) That Growth Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Growth Fund Shares lawfully to be delivered to each holder of Blue Chip Fund Shares.

       (l) That, at the Closing, there shall be transferred to the Company, on behalf of Growth Fund, aggregate Net Assets of Blue Chip Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Blue Chip Fund on the Closing Date.

       (m) That there be delivered to the Company, on behalf of Growth Fund, information concerning the tax basis of Blue Chip Fund in all securities transferred to Growth Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Blue Chip Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Blue Chip Fund with respect to each shareholder.

 9. EXPENSES.

      The expenses of entering into and carrying out the provisions of this Plan shall be borne as follows: each of Franklin Advisers, Inc., Franklin Investment Advisory Services, LLC, Blue Chip Fund and Growth Fund will pay 25% of the expenses, including the costs of the proxy solicitation.

 10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

      (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Blue Chip Fund) prior to the Closing, or the Closing may be postponed as follows:

            (1) by mutual consent of the Trust, on behalf of Blue Chip Fund, and the Company, on behalf of Growth Fund;

            (2) by the Company, on behalf of Growth Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

             (3) by the Trust, on behalf of Blue Chip Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

       (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2007, the Plan shall automatically terminate on that date, unless a later date is agreed to by both the Company and the Trust.

      (c) In the event of termination of the Plan prior to consummation of the Plan of Reorganization pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, the Company, Blue Chip Fund nor Growth Fund, nor their directors, trustees, officers, or agents or the shareholders of Blue Chip Fund or Growth Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

       (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

       (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Trust nor the Company, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

      (f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust, on behalf of Blue Chip Fund, or the Board of Directors of the Company, on behalf of Growth Fund, to be acceptable, such terms and conditions shall be binding as if a part of the Plan without a vote or approval of the shareholders of Blue Chip Fund, unless such terms and conditions shall result in a change in the method of computing the number of Growth Fund Shares to be issued to Blue Chip Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Blue Chip Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of Blue Chip Fund at which such conditions so imposed shall be submitted for approval.

 11. LIABILITY OF THE COMPANY AND THE TRUST.

      (a) Each party acknowledges and agrees that all obligations of the Company under this Plan are binding only with respect to Growth Fund; that any liability of the Company under this Plan with respect to the Company, or in connection with the transactions contemplated herein with respect to Growth Fund, shall be discharged only out of the assets of Growth Fund; that no other series of the Company shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither the Trust nor Blue Chip Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Company, the directors, officers, employees or agents of the Company, or any of them.

       (b) Each party acknowledges and agrees that all obligations of the Trust under this Plan are binding only with respect to Blue Chip Fund; that any liability of the Trust under this Plan with respect to Blue Chip Fund, or in connection with the transactions contemplated herein with respect to Blue Chip Fund, shall be discharged only out of the assets of Blue Chip Fund; that no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither the Company nor Growth Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

 12. ENTIRE AGREEMENT AND AMENDMENTS.

      The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

 13. COUNTERPARTS.

      The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

 14. NOTICES.

      Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Growth Fund, at Franklin Custodian Funds, Inc., One Franklin Parkway, San Mateo, CA 94403-1906,
Attention: Secretary, or Blue Chip Fund, at Franklin Strategic Series, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, as the case may be.


15. GOVERNING LAW.

      This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.


      IN WITNESS WHEREOF, the Trust, on behalf of Blue Chip Fund, and the Company, on behalf of Growth Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.



FRANKLIN CUSTODIAN FUNDS, INC.,
on behalf of FRANKLIN GROWTH FUND


By:
    ------------------------------------------
    (Name) (Title)



FRANKLIN STRATEGIC SERIES, on
behalf of FRANKLIN BLUE CHIP FUND


By:
   ----------------------------------------
   (Name) (Title)













                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




PROXY                                                                   PROXY

                         SPECIAL MEETING OF SHAREHOLDERS
                             FRANKLIN BLUE CHIP FUND
                                 JUNE [7], 2007

The undersigned hereby revokes all previous proxies for his/her shares of
Franklin Blue Chip Fund ("Blue Chip Fund") and appoints [                ,] and
each of them, proxies of the undersigned with full power of substitution to vote all shares of Blue Chip Fund that the undersigned is entitled to vote at the Blue Chip Fund's Special Meeting of Shareholders to be held at One Franklin Parkway, San Mateo, California 94403-1906 at 9:00 a.m., Pacific time on [June 7, 2007], including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Franklin Strategic Series (the "Trust") on behalf of Blue Chip Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the Reorganization of Blue Chip Fund pursuant to the Agreement and Plan of Reorganization with Franklin Custodian Funds, Inc., on behalf of Franklin Growth Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

                               VOTE VIA THE INTERNET: www.franklintempleton.com
                               VOTE VIA TELEPHONE: 1-800-[      ]
                               CONTROL NUMBER:

                               Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.


                               Signature


                               Signature


                                                            , 2007
                               ---------------------------
                                Date



                            (Please see reverse side)







                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF
PROPOSAL 1.

                                                          FOR  AGAINST  ABSTAIN
1. To approve an Agreement and Plan of Reorganization      []     []      []
   between the Trust, on behalf of Blue Chip Fund and Franklin Custodian Funds, Inc., on behalf of
   Franklin Growth Fund ("Growth Fund"), that provides for (i) the acquisition of substantially all of the assets of Blue Chip Fund by Growth Fund in exchange solely for Class A, Class B, Class C and Class R shares of Growth Fund, (ii) the distribution of such shares to the shareholders of Blue Chip Fund, and (iii) the complete liquidation and dissolution of Blue Chip Fund.
   Shareholders of Blue Chip Fund will receive Class A,
   Class B, Class C or Class R shares of Growth Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholders' Class A, Class B, Class C or
   Class R shares in Blue Chip Fund.


              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY


PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.








                                    EXHIBIT B

                FRANKLIN GROWTH FUND - CLASS A, B, C, R & ADVISOR
                        PROSPECTUS DATED FEBRUARY 1, 2007

The prospectus of Franklin Growth Fund - Class A, B, C, R & Advisor dated February 1, 2007, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all Class A, B, C, R and Advisor shareholders of record of Franklin Blue Chip Fund. For purposes of this EDGAR filing, the prospectus of Franklin Growth Fund - Class A, B, C, R & Advisor dated February 1, 2007, is incorporated by reference to the electronic filing on Form N-1a made by Franklin Custodian Funds, Inc. on January 26, 2007, under Accession No. 0000038721-07-000002.







                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                              FRANKLIN GROWTH FUND
                                 Dated [        ], 2007


                Acquisition of Substantially All of the Assets of


                             FRANKLIN BLUE CHIP FUND
                      a series of Franklin Strategic Series

                      By and in exchange for shares of the
                        FRANKLIN GROWTH FUND, a series of
                         Franklin Custodian Funds, Inc.

     This Statement of Additional Information (SAI) relates specifically to the proposed acquisition of substantially all of the assets of Franklin Blue Chip Fund in exchange for Class A, Class B, Class C and Class R shares of Franklin Growth Fund.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

          1. The applicable Statement of Additional Information of Franklin Growth Fund - Class A, B, C, R & Advisor dated February 1, 2007.

          2. Annual Report of Franklin Growth Fund for the fiscal year ended September 30, 2006.

          3. Annual Report of Franklin Blue Chip Fund for the fiscal year ended April 30, 2006.

          4. Semi-Annual Report of Franklin Blue Chip Fund for the period ended October 31, 2006.

This SAI is not a Prospectus; you should read this SAI in conjunction with the
Prospectus/Proxy Statement dated [      ], 2007, relating to the above-
referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Growth Fund, P.O. Box 997151, Sacramento, CA 95899-9983.

------------------------------------------------------------------------------

The Statement of Additional Information of Franklin Growth Fund - Class A, B, C, R & Advisor dated February 1, 2007, is part of this SAI and will be provided to all Class A, Class B, Class C and Class R shareholders of Franklin Blue Chip Fund requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Franklin Growth Fund - Class A, B, C, R & Advisor dated February 1, 2007, is incorporated by reference to the electronic filing made on January 26, 2007, under Accession No. 0000038721-07-000002.

The Annual Report to shareholders of Franklin Growth Fund for the fiscal year ended September 30, 2006, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Growth Fund for the fiscal year ended September 30, 2006, is incorporated by reference to the electronic filing of Form N-CSR made on November 30, 2006, under Accession No. 0000038721-06-000035.

The Annual Report to shareholders of Franklin Blue Chip Fund for the fiscal year ended April 30, 2006, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Blue Chip Fund for the fiscal year ended April 30, 2006, is incorporated by reference to the electronic filing of Form N-CSR made on June 30, 2006, under Accession No. 0000872625-06-000009.

The Semi-Annual Report to shareholders of Franklin Blue Chip Fund for the period ended October 31, 2006, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin Blue Chip Fund for the period ended October 31, 2006, is incorporated by reference to the electronic filing of Form N-CSRS made on December 29, 2006, under Accession No. 0000872625-06-000032.





                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

     (1) Copies of the charter of the Registrant as now in effect;

           (a) Agreement and Articles of Merger dated November 7, 1979
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (b) Articles of Amendment dated October 14, 1985
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (c) Certificate of Amendment to Articles of Incorporation dated March 21, 1995
               Filing: Post-Effective Amendment No. 71 to
               Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (d) Certificate of Correction to the Articles Supplementary to the Charter dated August 22, 1996
               Filing: Post-Effective Amendment No. 77 to
               Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 29, 1998

           (e) Articles Supplementary to the Charter dated January 22, 1997
               Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 29, 1998

           (f) Articles Supplementary to Articles of Incorporation dated December 15, 1998
               Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
               File No. 002-11346
               Filing Date: January 31, 2000

           (g) Articles of Amendment to Articles of Incorporation dated December 13, 2002
               Filing: Registration Statement on Form N-14
               File No. 333-124143
               Filing Date: April 18, 2005

           (h) Articles Supplementary to Articles of Incorporation dated September 30, 2003
               Filing: Registration Statement on Form N-14
               File No. 333-124143
               Filing Date: April 18, 2005

           (i) Articles Supplementary to Articles of Incorporation dated April 19, 2005
               Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 27, 2006

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a) By-Laws
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (b) Amendment dated October 10, 2002 to the Bylaws
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (c) Amendment dated May 12, 2004 to the Bylaws
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (d) Amendment dated July 13, 2006 to the Bylaws
               Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 26, 2007

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) Form of Agreement and Plan of Reorganization (included in Part A)

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between the Registrant on behalf of the DynaTech Fund and Franklin Advisers, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (b) Management Agreement between the Registrant on behalf of the Income Fund and Franklin Advisers, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (c) Management Agreement between the Registrant on behalf of the U.S. Government Securities Fund and Franklin Advisers, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (d) Management Agreement between the Registrant on behalf of the Utilities Fund and Franklin Advisers, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (e) Management Agreement between Registrant on behalf of the Growth Fund and Franklin Investment Advisory Services, LLC. dated July 1, 1997
               Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 29, 1998

           (f) Assignment and Assumption of Management Agreement between Registrant on behalf of the Growth Fund and Franklin Investment Advisory Services, LLC. dated October 1, 2004
               Filing: Registration Statement on Form N-14
               File No. 333-124143
               Filing Date: April 18, 2005

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

     (9) Copies of all  custodian  agreements  and  depository  contracts  under
Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: August 19, 1996

           (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
               Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 29, 1998

           (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 27, 1998

           (d) Amendment dated November 2, 2006 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996
               Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 26, 2007

           (e) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
               Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: October 29, 2001

           (f) Amendment dated November 2, 2006 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2007

          (g) Amendment dated October 16, 2006 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as May 16, 2001
               Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 26, 2007

           (h) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: August 19, 1996

     (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the DynaTech Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (b) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (c) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Income Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (d) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (e) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (f) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Fund, Income Fund and U.S. Government Securities Fund - Class C and
               Franklin/Templeton Distributors, Inc. dated October 31, 2000
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (g) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Fund and DynaTech Fund - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (h) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Growth Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Income Fund - Class B1, Utilities Fund, and U.S. Government Securities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
               Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
               File No. 002-11346
               Filing Date: January 31, 2000

           (j) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of DynaTech Fund - Class B and Franklin/Templeton Distributors, Inc. dated February 1, 2000
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (k) Distribution Plan pursuant to Rule 12b-1 on behalf of Income Fund Class B between the Registrant and Franklin/Templeton Distributors, Inc. dated November 1, 2001
               Filing: Post-Effective Amendment No. 84 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: December 28, 2001

           (l) Distribution Plan Class R pursuant to Rule 12b-1 on Growth Fund, Income Fund, U.S. Government Securities Fund and Utilities Fund
               between the Registrant and  Franklin/Templeton   Distributors,
               Inc.  dated  January  1,  2002
               Filing: Post-Effective Amendment No. 84 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: December 28, 2001

           (m) Multiple Class Plan on behalf of Franklin Growth Fund dated November 18, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (n) Multiple Class Plan on behalf of Franklin Utilities Fund dated November 18, 2003 Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (o) Multiple Class Plan on behalf of Franklin Dynatech Fund dated November 18, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (p) Multiple Class Plan on behalf of Franklin Income Fund dated November 18, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (q) Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund Dated November 18, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a) Opinion and Consent of Counsel dated March 1, 2007

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                To be filed by amendment

     (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by
Section 7 of the 1933 Act;

           (a) Consent of Independent Registered Public Accounting Firm

     (15) All financial statements omitted pursuant to Item 14(a)(1);

              Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a) Power of Attorney dated October 17, 2006
               Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 26, 2007

     (17) Any additional exhibits which the Registrant may wish to file.

              Not Applicable.


Item 17.  Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of March, 2007.


                                            FRANKLIN CUSTODIAN FUNDS, INC.
                                                   (Registrant)



                                         By: /s/DAVID P. GOSS
                                            ------------------------------
                                            David P. Goss,
                                            Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



CHARLES B. JOHNSON*                     Director and Chief Executive
-----------------------------           Officer-Investment Management
Charles B. Johnson                      Dated: March 1, 2007


JIMMY D. GAMBILL*                       Chief Executive Officer
------------------------------          Finance and Administration
Jimmy D. Gambill                        Dated: March 1, 2007


GALEN G. VETTER*                        Chief Financial Officer
------------------------------          Dated: March 1, 2007
Galen Vetter



HARRIS J. ASHTON*                       Director
------------------------------          Dated: March 1, 2007
Harris J. Ashton



EDITH E. HOLIDAY*                       Director
------------------------------          Dated: March 1, 2007
Edith E. Holiday



RUPERT H. JOHNSON, JR.*                 Director
------------------------------          Dated: March 1, 2007
Rupert H. Johnson, Jr.



FRANK A. OLSON*                         Director
------------------------------          Dated: March 1, 2007
Frank A. Olson




*By/s/DAVID P. GOSS
   ------------------------------
   David P. Goss, Attorney-in-Fact
   (Pursuant to Power of Attorney
    previously filed)




                         FRANKLIN CUSTODIAN FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

-------------------------------------------------------------------------------
EXHIBIT NO.     DESCRIPTION                                     LOCATION
------------------------------------------------------------------------------
EX-99.(1)(a)    Agreement and Articles of Merger dated              *
                November 7, 1979
------------------------------------------------------------------------------
EX-99.(1)(b)    Articles of Amendment dated October 14, 1985        *
------------------------------------------------------------------------------
EX-99.(1)(c)    Certificate of Amendment to Articles of             *
                Incorporation dated March  21, 1995
------------------------------------------------------------------------------
EX-99.(1)(d)    Certificate of Correction to the Articles           *
                Supplementary to the  Charter dated August 22,
                1996
------------------------------------------------------------------------------
EX-99.(1)(e)    Articles Supplementary to the Charter dated         *
                January 22, 1997
------------------------------------------------------------------------------
EX-99.(1)(f)    Articles Supplementary to Articles of               *
                Incorporation dated  December 15, 1998
------------------------------------------------------------------------------
EX-99.(1)(g)    Articles of Amendment to Articles of                *
                Incorporation dated December  13, 2002
-------------------------------- ----------------------------------------------
EX-99.(1)(h)    Articles Supplementary to Articles of               *
                Incorporation dated  September 30, 2003
-------------------------------- ----------------------------------------------
EX-99.(1)(i)    Articles Supplementary to Articles of               *
                Incorporation dated April  19, 2005
-------------------------------- ----------------------------------------------
EX-99.(2)(a)    By-Laws                                             *
-------------------------------- ----------------------------------------------
EX-99.(2)(b)    Amendment dated October 10, 2002 to the Bylaws      *
-------------------------------- ----------------------------------------------
EX-99.(2)(c)    Amendment dated May 12, 2004 to the Bylaws          *
-------------------------------- ----------------------------------------------
EX-99.(2)(d)    Amendment dated July 13, 2006 to the By-Laws        *
-------------------------------- ----------------------------------------------
EX-99.(6)(a)    Management Agreement between the Registrant         *
                on behalf of the  Dynatech Fund and Franklin
                Advisers, Inc. dated May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(6)(b)    Management Agreement between the Registrant         *
                on behalf of the  Income Fund and Franklin
                Advisers, Inc. dated May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(6)(c)    Management Agreement between the Registrant on      *
                behalf of the U.S.  Government Securities Fund
                and Franklin Advisers, Inc. dated May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(6)(d)    Management Agreement between the Registrant on      *
                behalf of the  Utilities Fund and Franklin
                Advisers, Inc. dated May 1, 1994
------------------------------ ------------------------------------------------
EX-99.(6)(e)    Management Agreement between the Registrant on      *
                behalf of the  Growth Fund and Franklin
                Investment Advisory Services, LLC dated
                July 1, 1997
-------------------------------- ----------------------------------------------
EX-99.(6)(f)    Assignment and Assumption of Management             *
                Agreement between Registrant on behalf of the
                Growth Fund and Franklin Investment Advisory
                Services, LLC. dated October 1, 2004
-------------------------------- ----------------------------------------------
EX-99.(7)(a)    Amended and Restated Distribution Agreement         *
                between the  Registrant and Franklin/Templeton
                Distributors, Inc., dated October 31, 2000
-------------------------------- ----------------------------------------------
EX-99.(7)(b)    Forms of Dealer Agreements between                   *
                Franklin/Templeton  Distributors, Inc.
                and Securities Dealers dated November 1, 2003
-------------------------------- ----------------------------------------------
EX-99.(9)(a)    Master Custody Agreement between Registrant         *
                and Bank of New York  dated February 16, 1996
-------------------------------- ----------------------------------------------
EX-99.(9)(b)    Amendment dated May 7, 1997 to the Master           *
                Custody Agreement dated  February 16, 1996
                between the Registrant and Bank of New York
-------------------------------- ----------------------------------------------
EX-99.(9)(c)    Amendment dated February 27, 1998 to the            *
                Master Custody Agreement  dated February 16,
                1996 between the Registrant and Bank of New York
-------------------------------- ----------------------------------------------
EX-99.(9)(d)    Amendment dated November 6, 2006 to Exhibit A       *
                of the Master Custody Agreement between
                Registrant and Bank of New York made as of
                February 16, 1996
-------------------------------- ----------------------------------------------
EX-99.(9)(e)    Amended and Restated Foreign Custody Manager        *
                Agreement between  the Registrant and Bank
                of New York made as of May 16, 2001
-------------------------------- ----------------------------------------------
EX-99.(9)(f)    Amendment dated November 2, 2006, to Scheduel 1     *
                of the Amended  and Restated Foreign Custody
                Manager Agreement between the Registrant and
                Bank of New York
-------------------------------- ----------------------------------------------
EX-99.(9)(g)    Amendment dated October 16, 2006, to Schedule 2     *
                of the Amended  and Restated Foreign Custody
                Manager Agreement between the Registrant and
                Bank of New York as of May 16, 2001
-------------------------------- ----------------------------------------------
EX-99.(9)(h)    Terminal Link Agreement between Registrant and      *
                Bank of New York  dated February 16, 1996
------------------------------- -----------------------------------------------
EX-99.(10)(a)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the DynaTech Fund
                and Franklin/Templeton Distributors, Inc. dated
                May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(10)(b)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Growth Fund and
                Franklin/Templeton Distributors, Inc. dated
                May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(10)(c)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Income Fund and
                Franklin/Templeton Distributors, Inc. dated
                May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(10)(d)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the  U.S. Government
                Securities Fund and Franklin/Templeton Distributors,
                Inc. dated May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(10)(e)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Utilities Fund and
                Franklin/Templeton Distributors, Inc. dated May 1,
                1994
-------------------------------- ----------------------------------------------
EX-99.(10)(f)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Utilities Fund,
                Income Fund and U.S. Government Securities Fund -
                Class C and Franklin/Templeton Distributors, Inc.
                dated October 21, 2000
-------------------------------- ----------------------------------------------
EX-99.(10)(g)   Distribution Plan pursuant to Rule 12b-1  between   *
                the Registrant on behalf of the Growth Fund and
                DynaTech Fund - Class C and Franklin/Templeton
                Distributors, Inc. dated October 21, 2000
-------------------------------- ----------------------------------------------
EX-99.(10)(h)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Growth Fund -
                Class B and Franklin/Templeton Distributors,
                Inc. dated October 16, 1998
-------------------------------- ----------------------------------------------
EX-99.(10)(i)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of Income Fund - Class B1,
                Utilities Fund, and U.S. Government Securities
                Fund - Class B and Franklin/Templeton Distributors,
                Inc. dated October 16, 1998
------------------------------------------------------------------------------
EX-99.(10)(j)   Distribution Plan pursuant to Rule 12b-1  between   *
                the Registrant on behalf of the DynaTech Fund -
                Class B and Franklin/Templeton Distributors,
                Inc. dated February 1, 2000
------------------------------------------------------------------------------
EX-99.(10)(k)   Distribution Plan pursuant to Rule 12b-1 between    *
                the  Registrant on behalf of Income Fund Class B
                and Franklin/Templeton Distributors, Inc. dated
                November 1, 2001
------------------------------------------------------------------------------
EX-99.(10)(l)   Distribution Plan Class R pursuant to Rule 12b-1    *
                on Growth Fund, Income Fund, U.S. Government
                Securities Fund between the Registrant and
                Franklin/Templeton Distributors, Inc. dated
                January 1, 2002
-----------------------------------------------------------------------------
EX-99.(10)(m)   Multiple Class Plan for Growth Fund dated           *
                November 18, 2003
------------------------------------------------------------------------------
EX-99.(10)(n)   Multiple Class Plan for Utilities Fund dated        *
                November 18, 2003
------------------------------------------------------------------------------
EX-99.(10)(o)   Multiple Class Plan for Dynatech Fund dated         *
                November 18, 2003
------------------------------------------------------------------------------
EX-99.(10)(p)   Multiple Class Plan for Income Fund dated           *
                November 18, 2003
------------------------------------------------------------------------------
EX-99.(10)(q)   Multiple Class Plan for U.S. Government             *
                Securities Fund dated November 18, 2003
------------------------------------------------------------------------------
EX-99.(11)(a)   Opinion and Consent of Counsel dated March 1,       Attached
                2007
------------------------------------------------------------------------------
EX-99.(13(a)    Subcontract for Fund Administrative Services        *
                dated January 1,  2001 between Franklin Advisers,
                Inc. and Franklin Templeton Services, LLC
------------------------------------------------------------------------------
EX-99.(14)(a)   Consent of Independent Registered Public            Attached
                Accounting Firm
------------------------------------------------------------------------------
EX-99.(16)(a)   Power of Attorney dated October 17, 2006            *
------------------------------------------------------------------------------


* Incorporated by reference.